Schedule of Investments
Invesco Emerging Markets Revenue ETF (REEM)
September 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.18%
Argentina-0.12%
Banco BBVA Argentina S.A., ADR	99	$ 429
Banco Macro S.A., ADR	7	182
Globant S.A.(a)	8	733
Grupo Financiero Galicia S.A., ADR	13	169
Pampa Energia S.A., ADR(a)	119	2,066
Telecom Argentina S.A., ADR	126	1,260
Transportadora de Gas del Sur S.A., Class B, ADR	40	339
YPF S.A., ADR	1,208	11,174
		16,352
Brazil-5.24%
Ambev S.A.	4,497	20,783
Atacadao S.A.	4,072	20,578
B2W Cia Digital(a)	260	3,018
B3 S.A. - Brasil Bolsa Balcao	200	2,095
Banco Bradesco S.A.	4,287	32,162
Banco Bradesco S.A., Preference Shares	3,760	30,619
Banco BTG Pactual S.A.	100	1,406
Banco do Brasil S.A.	6,483	70,800
Banco Santander Brasil S.A.	3,216	34,998
BB Seguridade Participacoes S.A.	300	2,523
BR Malls Participacoes S.A.	200	692
Braskem S.A., Class A, Preference Shares(a)	1,387	10,829
BRF S.A.(a)	1,241	11,381
CCR S.A.	1,100	4,555
Centrais Eletricas Brasileiras S.A.	736	7,094
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	200	2,018
Cia Brasileira de Distribuicao, Preference Shares	577	11,054
Cia de Saneamento Basico do Estado de Sao Paulo	448	5,335
Cia Energetica de Minas Gerais, Preference Shares	1,800	6,192
Cia Siderurgica Nacional S.A.	2,738	8,696
Cielo S.A.	2,630	5,051
Cosan S.A.	400	5,109
Embraer S.A.	1,593	6,849
Energisa S.A.	400	4,797
ENGIE Brasil Energia S.A.	309	3,293
Equatorial Energia S.A.	169	4,069
Gerdau S.A., Preference Shares	4,017	12,691
Hypera S.A.	140	1,127
IRB Brasil Resseguros S.A.	420	3,797
Itau Unibanco Holding S.A., Preference Shares	4,125	34,690
Itausa - Investimentos Itau S.A., Preference Shares	300	949
Klabin S.A.	900	3,325
Kroton Educacional S.A.	1,000	2,684
Localiza Rent a Car S.A.	300	3,274
Lojas Americanas S.A., Preference Shares	1,096	5,252
Lojas Renner S.A.	262	3,175
M Dias Branco S.A.	313	2,630
Magazine Luiza S.A.	744	6,616
Multiplan Empreendimentos Imobiliarios S.A.	100	693
Natura Cosmeticos S.A.	700	5,690
Notre Dame Intermedica Participacoes S.A.	200	2,605
	Shares	Value
Brazil-(continued)
Petrobras Distribuidora S.A.	5,980	$ 39,523
Petroleo Brasileiro S.A.	12,472	90,275
Petroleo Brasileiro S.A., Preference Shares	10,362	68,534
Porto Seguro S.A.	470	6,645
Raia Drogasil S.A.	309	7,107
Rumo S.A.(a)	500	2,941
Sul America S.A.	516	5,910
Suzano S.A.	806	6,511
Telefonica Brasil S.A., Preference Shares	916	12,082
TIM Participacoes S.A.	2,455	7,020
Ultrapar Participacoes S.A.	4,548	20,188
Vale S.A.	5,219	59,828
WEG S.A.	900	5,235
		736,993
Chile-1.27%
Aguas Andinas S.A., Class A	2,274	1,245
Banco de Chile	40,708	5,707
Banco de Credito e Inversiones S.A.	92	5,802
Banco Santander Chile	88,326	6,231
Cencosud S.A.	13,069	21,536
Cia Cervecerias Unidas S.A.	344	3,848
Colbun S.A.	13,958	2,521
Embotelladora Andina S.A., Class B, Preference Shares	622	2,084
Empresa Nacional de Telecomunicaciones S.A.(a)	502	4,407
Empresas CMPC S.A.	3,875	9,025
Empresas COPEC S.A.	3,931	37,113
Enel Americas S.A.	160,730	29,466
Enel Chile S.A.	72,701	6,293
Itau CorpBanca	607,671	4,607
Latam Airlines Group S.A.	1,622	17,953
SACI Falabella	3,449	19,300
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	51	1,406
		178,544
China-29.64%
360 Security Technology, Inc., A Shares	100	329
3SBio, Inc.(a)(b)(c)	838	1,390
51job, Inc., ADR(a)	13	962
58.com, Inc., ADR(a)	44	2,170
AAC Technologies Holdings, Inc.	830	4,394
AECC Aviation Power Co., Ltd., A Shares	200	613
Agile Group Holdings Ltd.	9,581	11,635
Agricultural Bank of China Ltd., A Shares	60,018	29,091
Agricultural Bank of China Ltd., H Shares	48,799	19,110
Aier Eye Hospital Group Co. Ltd., A Shares	100	497
Air China Ltd., A Shares	2,800	3,138
Air China Ltd., H Shares	11,575	10,188
Aisino Corp., A Shares	200	587
Alibaba Group Holding Ltd., ADR(a)	506	84,618
Aluminum Corp. of China Ltd., A Shares(a)	10,600	5,227
Aluminum Corp. of China Ltd., H Shares(a)	38,126	12,013
Angang Steel Co. Ltd., A Shares	8,230	3,563
Angang Steel Co. Ltd., H Shares	11,800	4,305
Anhui Conch Cement Co. Ltd., A Shares	600	3,475
Anhui Conch Cement Co. Ltd., H Shares	1,236	7,339
ANTA Sports Products Ltd.	723	5,981
Anxin Trust Co., Ltd., A Shares(a)	100	66
Autohome, Inc., ADR(a)(c)	21	1,746

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
AVIC Aircraft Co. Ltd., A Shares	600	$ 1,307
Avic Capital Co., Ltd., A Shares	500	327
AVIC Shenyang Aircraft Co. Ltd., A Shares(a)	200	869
AviChina Industry & Technology Co. Ltd., H Shares	16,118	7,916
BAIC Motor Corp. Ltd., H Shares(b)	19,298	11,914
Baidu, Inc., ADR(a)	199	20,449
Bank of Beijing Co. Ltd., A Shares	5,500	4,130
Bank of Chengdu Co., Ltd., A Shares	400	456
Bank of China Ltd., A Shares	41,460	20,793
Bank of China Ltd., H Shares	145,630	57,216
Bank of Communications Co. Ltd., A Shares	10,200	7,787
Bank of Communications Co. Ltd., H Shares	70,194	45,844
Bank of Guiyang Co., Ltd., A Shares	420	501
Bank of Hangzhou Co., Ltd., A Shares	900	1,065
Bank of Jiangsu Co., Ltd., A Shares	3,300	3,102
Bank of Nanjing Co., Ltd., A Shares	1,800	2,166
Bank of Ningbo Co., Ltd., A Shares	400	1,413
Bank of Shanghai Co., Ltd., A Shares	2,320	3,039
Baoshan Iron & Steel Co., Ltd., A Shares	12,300	10,183
Baozun, Inc., ADR(a)(c)	25	1,067
BBMG Corp., A Shares	5,000	2,325
BBMG Corp., H Shares	16,116	4,625
Beijing Capital International Airport Co. Ltd., H Shares	2,000	1,707
Beijing Dabeinong Technology Group Co., Ltd., A Shares	500	320
Beijing Enterprises Holdings Ltd.	3,014	13,860
Beijing Enterprises Water Group Ltd.	10,000	5,115
Beijing Tongrentang Co., Ltd., A Shares	100	377
BOE Technology Group Co. Ltd., A Shares	6,100	3,204
Brilliance China Automotive Holdings Ltd.	1,335	1,434
BYD Co. Ltd., A Shares	400	2,733
BYD Co. Ltd., H Shares(c)	1,724	8,610
BYD Electronic International Co. Ltd.	6,239	9,343
Caitong Securities Co., Ltd., A Shares	100	140
CGN Power Co. Ltd., H Shares(b)	12,000	3,031
Changjiang Securities Co., Ltd., A Shares	200	196
China Agri-Industries Holdings Ltd.	81,793	26,606
China Aoyuan Group Ltd.	6,000	6,796
China Avionics Systems Co., Ltd., A Shares	100	199
China Cinda Asset Management Co. Ltd., H Shares	33,150	6,512
China CITIC Bank Corp. Ltd., A Shares	9,300	7,348
China CITIC Bank Corp. Ltd., H Shares	41,307	22,025
China Coal Energy Co. Ltd., H Shares	20,198	8,219
China Communications Construction Co. Ltd., A Shares	8,400	11,897
China Communications Construction Co. Ltd., H Shares	39,400	30,809
China Communications Services Corp. Ltd., H Shares	12,397	7,021
China Construction Bank Corp., A Shares	1,000	979
China Construction Bank Corp., H Shares	299,686	228,605
China Eastern Airlines Corp. Ltd., A Shares(a)	3,600	2,612
China Eastern Airlines Corp. Ltd., H Shares(a)	18,349	8,918
	Shares	Value
China-(continued)
China Everbright Bank Co. Ltd., A Shares	10,900	$ 6,016
China Everbright Bank Co. Ltd., H Shares	30,323	12,919
China Everbright International Ltd.	7,000	5,393
China Everbright Ltd.	448	524
China Evergrande Group(a)(c)	45,652	97,251
China Film Co., Ltd., A Shares	100	216
China Fortune Land Development Co., Ltd., A Shares	700	2,645
China Galaxy Securities Co. Ltd., H Shares	2,500	1,330
China Gezhouba Group Co., Ltd., A Shares	4,400	3,594
China Grand Automotive Services Group Co., Ltd., A Shares	10,500	5,663
China Hongqiao Group Ltd.	31,497	20,129
China Huarong Asset Management Co. Ltd., H Shares(b)	96,404	14,511
China International Capital Corp. Ltd., H Shares(b)(c)	800	1,551
China International Marine Containers Group Co., Ltd., A Shares	1,000	1,426
China International Travel Service Corp. Ltd., A Shares	100	1,304
China Jinmao Holdings Group Ltd.	14,682	8,409
China Life Insurance Co., Ltd., A Shares	3,300	12,704
China Life Insurance Co., Ltd., H Shares	13,700	31,736
China Literature Ltd.(a)(b)	352	1,197
China Longyuan Power Group Corp. Ltd., H Shares	4,000	2,245
China Medical System Holdings Ltd.	1,000	1,189
China Mengniu Dairy Co. Ltd.(a)	4,065	15,219
China Merchants Bank Co. Ltd., A Shares	2,100	10,223
China Merchants Bank Co. Ltd., H Shares	3,285	15,630
China Merchants Port Holdings Co. Ltd.(c)	1,192	1,794
China Merchants Securities Co., Ltd., A Shares	200	461
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	900	2,394
China Minsheng Banking Corp. Ltd., A Shares	10,500	8,855
China Minsheng Banking Corp. Ltd., H Shares	21,602	14,687
China Mobile Ltd.	19,551	161,732
China Molybdenum Co., Ltd., A Shares	900	459
China Molybdenum Co., Ltd., H Shares	3,000	995
China National Building Material Co., Ltd., H Shares	27,323	24,537
China National Chemical Engineering Co., Ltd., A Shares	3,700	3,006
China National Nuclear Power Co. Ltd., A Shares	1,800	1,334
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	200	305
China Oilfield Services Ltd., H Shares	2,000	2,390
China Oriental Group Co. Ltd.	23,198	8,019
China Overseas Land & Investment Ltd.	10,465	32,906
China Pacific Insurance (Group) Co., Ltd., A Shares	1,300	6,350
China Pacific Insurance (Group) Co., Ltd., H Shares	5,111	18,777
China Petroleum & Chemical Corp., A Shares	105,055	73,879
China Petroleum & Chemical Corp., H Shares	222,606	132,324

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
China Power International Development Ltd.	23,996	$ 4,989
China Railway Construction Corp. Ltd., A Shares	16,844	22,322
China Railway Construction Corp. Ltd., H Shares	23,944	26,175
China Railway Group Ltd., A Shares	24,100	20,257
China Railway Group Ltd., H Shares	47,184	28,650
China Railway Signal & Communication Corp. Ltd., H Shares(b)	3,000	1,856
China Reinsurance Group Corp., H Shares	24,000	3,888
China Resources Beer Holdings Co. Ltd.	1,525	8,083
China Resources Cement Holdings Ltd.	8,621	8,644
China Resources Gas Group Ltd.	2,036	10,064
China Resources Land Ltd.	6,983	29,261
China Resources Pharmaceutical Group Ltd.(b)	39,597	37,125
China Resources Power Holdings Co. Ltd.	11,207	13,595
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	100	408
China Shenhua Energy Co. Ltd., A Shares	2,700	7,103
China Shenhua Energy Co. Ltd., H Shares	4,966	9,971
China Shipbuilding Industry Co. Ltd., A Shares	1,500	1,158
China Shipbuilding Industry Group Power Co., Ltd., A Shares(a)	200	640
China South Publishing & Media Group Co., Ltd., A Shares	100	170
China Southern Airlines Co. Ltd., A Shares	3,600	3,344
China Southern Airlines Co. Ltd., H Shares	17,139	10,385
China Spacesat Co., Ltd., A Shares	100	304
China State Construction Engineering Corp. Ltd., A Shares	52,722	40,104
China State Construction International Holdings Ltd.	13,254	12,460
China Taiping Insurance Holdings Co. Ltd.	15,342	34,248
China Telecom Corp. Ltd., H Shares	30,723	13,991
China Tower Corp. Ltd., H Shares(b)	17,998	4,087
China Traditional Chinese Medicine Holdings Co. Ltd.	7,200	3,306
China Unicom Hong Kong Ltd.	65,070	69,059
China United Network Communications Ltd., A Shares	12,300	10,356
China Vanke Co., Ltd., A Shares	2,500	9,071
China Vanke Co., Ltd., H Shares	2,930	10,203
China Yangtze Power Co. Ltd., A Shares	600	1,532
China Zhongwang Holdings Ltd.	15,837	6,444
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	200	366
Chongqing Changan Automobile Co., Ltd., A Shares	1,400	1,453
Chongqing Rural Commercial Bank Co., Ltd., H Shares	5,314	2,827
CIFI Holdings Group Co., Ltd.	16,000	9,348
CITIC Guoan Information Industry Co., Ltd., A Shares(a)	200	101
CITIC Ltd.	116,755	147,444
CITIC Securities Co. Ltd., A Shares	400	1,260
CITIC Securities Co. Ltd., H Shares	834	1,562
CNOOC Ltd.	34,994	53,388
Contemporary Amperex Technology Co., Ltd., A Shares	100	1,002
	Shares	Value
China-(continued)
COSCO SHIPPING Development Co., Ltd., A Shares	600	$ 211
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	2,000	885
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	6,200	4,134
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	19,999	7,118
COSCO SHIPPING Ports Ltd.	2,000	1,597
Country Garden Holdings Co. Ltd.	70,589	89,414
CRRC Corp. Ltd., A Shares	5,900	6,050
CRRC Corp. Ltd., H Shares	10,703	7,468
CSPC Pharmaceutical Group Ltd.	2,580	5,180
Ctrip.com International, Ltd., ADR(a)	222	6,502
Dali Foods Group Co. Ltd.(b)	7,597	4,661
Daqin Railway Co. Ltd., A Shares	2,600	2,764
Datang International Power Generation Co. Ltd., H Shares	33,597	6,943
DHC Software Co., Ltd., A Shares	200	189
Dong-E-E-Jiao Co., Ltd., A Shares	100	427
Dongfang Electric Corp. Ltd., A Shares	400	516
Dongfeng Motor Group Co. Ltd., H Shares	9,084	8,633
Dongxing Securities Co., Ltd., A Shares	100	153
East Money Information Co., Ltd., A Shares	100	207
ENN Energy Holdings Ltd.	1,320	13,656
Everbright Securities Co., Ltd., A Shares	200	317
Fangda Carbon New Material Co., Ltd., A Shares(a)	149	243
Far East Horizon Ltd.	6,718	6,239
Financial Street Holdings Co., Ltd., A Shares	500	539
First Capital Securities Co., Ltd., A Shares	100	89
Focus Media Information Technology Co., Ltd., A Shares	400	294
Fosun International Ltd.	20,996	25,979
Founder Securities Co., Ltd., A Shares	300	290
Foxconn Industrial Internet Co. Ltd., A Shares	6,900	13,919
Future Land Development Holdings Ltd.(a)	16,146	14,088
Fuyao Glass Industry Group Co., Ltd., A Shares	100	301
Fuyao Glass Industry Group Co., Ltd., H Shares(b)	373	1,035
GD Power Development Co., Ltd., A Shares	7,500	2,511
GDS Holdings Ltd., ADR(a)	21	842
Geely Automobile Holdings Ltd.	17,004	28,848
Gemdale Corp., A Shares	1,000	1,618
GF Securities Co., Ltd., A Shares(a)	200	380
GF Securities Co., Ltd., H Shares(a)	896	938
GoerTek, Inc., A Shares	500	1,231
GOME Retail Holdings Ltd.(a)	159,701	14,464
Great Wall Motor Co. Ltd., H Shares	11,096	7,431
Gree Electric Appliances, Inc. of Zhuhai, A Shares	900	7,224
Greenland Holdings Corp. Ltd., A Shares	12,800	12,659
Greentown Service Group Co. Ltd.(b)	2,000	1,964
Guangdong Investment Ltd.	1,244	2,434
Guanghui Energy Co., Ltd., A Shares	600	279
Guangshen Railway Co., Ltd., A Shares	900	388

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
Guangzhou Automobile Group Co., Ltd., A Shares	1,100	$ 1,891
Guangzhou Automobile Group Co., Ltd., H Shares	5,798	5,547
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	300	1,458
Guangzhou Haige Communications Group, Inc. Co., A Shares	100	137
Guangzhou R&F Properties Co. Ltd., H Shares	3,374	5,104
Guosen Securities Co., Ltd., A Shares	200	344
Guotai Junan Securities Co. Ltd., A Shares	300	738
Guotai Junan Securities Co. Ltd., H Shares(b)	600	934
Guoyuan Securities Co., Ltd., A Shares	100	120
Haidilao International Holding Ltd.(b)	1,000	4,273
Haier Smart Home Co. Ltd., A Shares	2,900	6,216
Haitian International Holdings Ltd.	1,451	2,973
Haitong Securities Co., Ltd., A Shares	400	801
Haitong Securities Co., Ltd., H Shares	2,499	2,620
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares	400	1,810
Hangzhou Robam Appliances Co. Ltd., A Shares	100	368
Henan Shuanghui Investment & Development Co., Ltd., A Shares	500	1,730
Hengan International Group Co. Ltd.	645	4,229
Hengli Petrochemical Co., Ltd., A Shares	1,140	2,384
HengTen Networks Group Ltd.(a)(c)	4,000	61
Hengtong Optic-electric Co., Ltd., A Shares	600	1,308
Hengyi Petrochemical Co., Ltd., A Shares	1,800	3,281
Hesteel Co. Ltd., A Shares	11,700	4,130
HLA Corp. Ltd., A Shares	400	455
Hua Hong Semiconductor Ltd.(b)	1,000	1,990
Huaan Securities Co., Ltd., A Shares	100	86
Huadian Power International Corp. Ltd., A Shares	4,100	2,056
Huadian Power International Corp. Ltd., H Shares(c)	8,398	3,192
Huadong Medicine Co., Ltd., A Shares	320	1,174
Huaneng Power International, Inc., A Shares	4,000	3,250
Huaneng Power International, Inc., H Shares	20,121	9,676
Huaneng Renewables Corp. Ltd., H Shares	6,000	2,044
Huatai Securities Co., Ltd., A Shares	200	535
Huatai Securities Co., Ltd., H Shares(b)	800	1,198
Huaxi Securities Co., Ltd., A Shares	100	138
Huaxia Bank Co., Ltd., A Shares	4,600	4,756
Huayu Automotive Systems Co. Ltd., A Shares	1,600	5,267
Huazhu Group Ltd., ADR	76	2,510
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	1,300	1,284
Hubei Energy Group Co., Ltd., A Shares	500	285
Iflytek Co., Ltd., A Shares(a)	100	446
Industrial & Commercial Bank of China Ltd., A Shares	37,032	28,688
Industrial & Commercial Bank of China Ltd., H Shares	99,063	66,342
Industrial Bank Co. Ltd., A Shares	4,500	11,051
	Shares	Value
China-(continued)
Industrial Securities Co., Ltd., A Shares	400	$ 349
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	10,800	2,209
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares(a)	400	169
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	700	2,797
Inner Mongolia Yitai Coal Co. Ltd., B Shares	4,000	3,668
iQIYI, Inc., ADR(a)(c)	137	2,210
JD.com, Inc., ADR(a)	3,597	101,471
Jiangsu Hengrui Medicine Co., Ltd., A Shares	100	1,130
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	100	1,457
Jiangxi Copper Co., Ltd., A Shares	2,100	4,227
Jiangxi Copper Co., Ltd., H Shares	17,121	19,830
Jinduicheng Molybdenum Co., Ltd., A Shares	200	212
Jinke Properties Group Co., Ltd., A Shares	1,100	1,011
Jointown Pharmaceutical Group Co. Ltd., A Shares	1,700	3,398
Kaisa Group Holdings Ltd.	25,797	11,320
Kingboard Holdings Ltd.	3,912	10,355
Kingdee International Software Group Co. Ltd.	1,000	1,054
Kingsoft Corp. Ltd.(a)	597	1,267
Kunlun Energy Co. Ltd.	28,731	24,738
KWG Group Holdings Ltd.(a)	2,000	1,753
Lee & Man Paper Manufacturing Ltd.	12,000	6,490
Legend Holdings Corp., H Shares(b)	20,833	45,018
Legend Holdings Corp., Rts., expiring 12/31/2049(a)(d)	1,375	0
Lenovo Group Ltd.	106,713	71,193
Lens Technology Co., Ltd., A Shares	600	866
Lepu Medical Technology Beijing Co., Ltd., A Shares	100	351
Li Ning Co. Ltd.	1,000	2,870
Liaoning Cheng Da Co., Ltd., A Shares(a)	200	371
Logan Property Holdings Co. Ltd.	7,602	10,822
Longfor Group Holdings Ltd.(b)	7,471	27,923
LONGi Green Energy Technology Co., Ltd., A Shares	200	735
Luxshare Precision Industry Co. Ltd., A Shares	390	1,462
Luye Pharma Group Ltd.(b)(c)	1,500	1,070
Maanshan Iron & Steel Co., Ltd., A Shares	5,600	2,110
Maanshan Iron & Steel Co., Ltd., H Shares	9,999	3,763
Mango Excellent Media Co., Ltd., A Shares(a)	100	641
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares	120	204
Meitu, Inc.(a)(b)(c)	2,000	459
Meituan Dianping, B Shares(a)(b)	1,735	17,728
Metallurgical Corp. of China Ltd., A Shares	22,300	8,716
Metallurgical Corp. of China Ltd., H Shares	41,795	9,383
Midea Group Co., Ltd., A Shares	1,300	9,306
MMG Ltd.(a)	26,141	6,169
Momo, Inc., ADR	87	2,695
NARI Technology Co., Ltd., A Shares	300	859
NetEase, Inc., ADR	62	16,503

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
New China Life Insurance Co. Ltd., A Shares	400	$ 2,727
New China Life Insurance Co. Ltd., H Shares	2,079	8,221
New Hope Liuhe Co. Ltd., A Shares	900	2,165
New Oriental Education & Technology Group, Inc., ADR(a)	43	4,763
Nexteer Automotive Group Ltd.	7,355	6,070
Ninestar Corp., A Shares	100	416
Ningbo Zhoushan Port Co., Ltd., A Shares	1,400	732
NIO, Inc., ADR(a)(c)	385	601
Noah Holdings Ltd., ADR(a)(c)	13	380
Oceanwide Holdings Co., Ltd., A Shares	300	182
Offshore Oil Engineering Co., Ltd., A Shares	400	302
OFILM Group Co., Ltd., A Shares(a)	1,300	2,167
Orient Securities Co., Ltd., A Shares	200	286
Oriental Pearl Group Co., Ltd., A Shares	200	256
Peoples Insurance Co. Group of China Ltd. (The), H Shares	53,425	21,399
Perfect World Co., Ltd., A Shares	100	388
PetroChina Co. Ltd., A Shares	81,681	70,829
PetroChina Co. Ltd., H Shares	126,199	64,875
PICC Property & Casualty Co. Ltd., H Shares	21,485	25,077
Pinduoduo, Inc., ADR(a)	92	2,964
Ping An Bank Co. Ltd., A Shares	3,500	7,644
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,100	13,413
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,673	65,165
Poly Developments and Holdings Group Co. Ltd., A Shares	3,100	6,210
Postal Savings Bank of China Co. Ltd., H Shares(b)	38,995	23,777
Power Construction Corp. of China Ltd., A Shares	15,400	9,989
RiseSun Real Estate Development Co., Ltd., A Shares	1,500	1,740
Rongsheng Petro Chemical Co., Ltd., A Shares	1,900	2,915
SAIC Motor Corp. Ltd., A Shares	8,272	27,556
Sanan Optoelectronics Co., Ltd., A Shares	100	197
Sany Heavy Industry Co. Ltd., A Shares	1,100	2,200
SDIC Capital Co., Ltd., A Shares	200	349
SDIC Power Holdings Co., Ltd., A Shares	1,000	1,262
Seazen Holdings Co., Ltd., A Shares	500	1,988
Semiconductor Manufacturing International Corp.(a)(c)	4,446	5,558
SF Holding Co. Ltd., A Shares	600	3,313
Shaanxi Coal Industry Co. Ltd., A Shares	1,500	1,834
Shandong Buchang Pharmaceuticals Co., Ltd., A Shares	130	347
Shandong Gold Mining Co., Ltd., A Shares	320	1,519
Shandong Linglong Tyre Co., Ltd., A Shares	200	571
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,512	2,586
Shanghai 2345 Network Holding Group Co. Ltd., A Shares	130	60
Shanghai Construction Group Co., Ltd., A Shares	12,300	5,841
	Shares	Value
China-(continued)
Shanghai Electric Group Co., Ltd., A Shares	3,900	$ 2,743
Shanghai Electric Group Co., Ltd., H Shares	15,749	5,083
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	200	708
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,343
Shanghai Industrial Holdings Ltd.	3,246	6,045
Shanghai Industrial Urban Development Group Ltd.	3,246	410
Shanghai International Port Group Co. Ltd., A Shares	1,500	1,196
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	720	808
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	1,500	3,824
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	6,733	12,196
Shanghai Pudong Development Bank Co. Ltd., A Shares	7,000	11,610
Shanghai Tunnel Engineering Co., Ltd., A Shares	1,600	1,320
Shanxi Lu’an Environmental Energy Development Co., Ltd., A Shares	500	507
Shanxi Securities Co., Ltd., A Shares	100	110
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	1,300	1,071
Shenergy Co. Ltd., A Shares	1,700	1,322
Shenwan Hongyuan Group Co., Ltd., A Shares	1,600	1,071
Shenzhen Energy Group Co., Ltd., A Shares	500	405
Shenzhen Inovance Technology Co., Ltd., A Shares	100	341
Shenzhen International Holdings Ltd.	1,400	2,689
Shenzhen Investment Ltd.	10,000	3,687
Shenzhen Overseas Chinese Town Co. Ltd., A Shares	1,400	1,379
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	100	262
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	800	453
Shenzhou International Group Holdings Ltd.	328	4,284
Shimao Property Holdings Ltd.	7,327	21,403
Shui On Land Ltd.	28,596	5,690
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	100	362
Sihuan Pharmaceutical Holdings Group Ltd.	3,000	455
SINA Corp.(a)	93	3,645
Sino Biopharmaceutical Ltd.	4,341	5,515
Sinolink Securities Co., Ltd., A Shares	100	122
Sino-Ocean Group Holding Ltd.	25,705	8,722
Sinopec Engineering Group Co. Ltd., H Shares	4,800	3,012
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	3,500	2,045
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	23,323	6,783
Sinopharm Group Co., Ltd., H Shares	9,256	28,986

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
China-(continued)
Sinotrans Ltd., H Shares	20,199	$ 6,338
Sinotruk Hong Kong Ltd.	9,391	13,920
SOHO China Ltd.	1,500	429
SooChow Securities Co., Ltd., A Shares	100	130
Southwest Securities Co., Ltd., A Shares	200	126
Spring Airlines Co., Ltd., A Shares	100	596
Sunac China Holdings Ltd.	6,645	26,701
Suning.com Co. Ltd., A Shares	6,000	8,708
Sunny Optical Technology Group Co., Ltd.	488	7,171
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	200	552
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	400	508
TAL Education Group, ADR(a)	70	2,397
Tasly Pharmaceutical Group Co., Ltd., A Shares	200	437
TBEA Co., Ltd., A Shares	1,000	911
TCL Corp., A Shares	8,200	4,089
Tencent Holdings Ltd.	1,734	73,037
Tencent Music Entertainment Group, ADR(a)	346	4,418
Tianma Microelectronics Co., Ltd., A Shares	400	774
Tianqi Lithium Corp., A Shares	100	381
Tingyi Cayman Islands Holding Corp.	8,976	12,641
Tong Ren Tang Technologies Co. Ltd., H Shares	1,000	910
Tongling Nonferrous Metals Group Co., Ltd., A Shares	9,700	2,949
Tongwei Co., Ltd., A Shares	500	892
Towngas China Co. Ltd.(a)	3,000	2,250
Transfar Zhilian Co., Ltd.	500	545
Tsingtao Brewery Co., Ltd., A Shares	100	679
Tsingtao Brewery Co., Ltd., H Shares	474	2,860
Tunghsu Optoelectronic Technology Co., Ltd., A Shares	1,400	1,114
Tus Environmental Science And Technology Development Co., Ltd., A Shares	200	264
Uni-President China Holdings Ltd.	4,200	4,532
Unisplendour Corp. Ltd., A Shares	300	1,323
Vipshop Holdings Ltd., ADR(a)	2,345	20,917
Wangsu Science & Technology Co., Ltd., A Shares	100	140
Wanhua Chemical Group Co. Ltd., A Shares	300	1,855
Want Want China Holdings Ltd.	5,694	4,554
Wanxiang Qianchao Co., Ltd., Series D	300	218
Weibo Corp., ADR(a)(c)	77	3,446
Weichai Power Co., Ltd., A Shares	2,700	4,244
Weichai Power Co., Ltd., H Shares	6,322	9,113
Weifu High-Technology Group Co., Ltd.	100	229
Wens Foodstuffs Group Co., Ltd., A Shares	300	1,563
Western Securities Co., Ltd., A Shares	100	125
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., A Shares	100	253
Wuliangye Yibin Co., Ltd., A Shares	100	1,818
XCMG Construction Machinery Co. Ltd., A Shares	2,700	1,676
Xiamen C & D, Inc., A Shares	8,300	10,116
Xiaomi Corp., B Shares(a)(b)	26,759	30,038
	Shares	Value
China-(continued)
Xinhu Zhongbao Co., Ltd., A Shares	700	$ 283
Xinjiang Goldwind Science & Technology Co., Ltd.	400	702
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	1,400	1,657
Xinyi Solar Holdings Ltd., A Shares	3,809	2,284
Yanzhou Coal Mining Co. Ltd., A Shares	1,000	1,492
Yanzhou Coal Mining Co. Ltd., H Shares	7,131	7,241
Yonghui Superstores Co. Ltd., A Shares	1,900	2,366
Yonyou Network Technology Co., Ltd., A Shares	100	433
Yuexiu Property Co. Ltd.	31,194	6,765
Yum China Holdings, Inc.	313	14,220
Yunda Holding Co., Ltd., A Shares	100	482
Yunnan Baiyao Group Co., Ltd., A Shares	100	1,065
Yuzhou Properties Co. Ltd.	13,998	5,571
YY, Inc., ADR(a)(c)	56	3,149
Zhaojin Mining Industry Co. Ltd., H Shares	500	578
Zhejiang China Commodities City Group Co., Ltd., A Shares	200	106
Zhejiang Chint Electrics Co., Ltd., A Shares	200	612
Zhejiang Dahua Technology Co., Ltd., A Shares	300	726
Zhejiang Huayou Cobalt Co., Ltd., A Shares	130	490
Zhejiang Longsheng Group Co., Ltd., A Shares	200	394
Zhejiang Semir Garment Co., Ltd., A Shares	200	346
Zhengzhou Yutong Bus Co., Ltd., A Shares	400	779
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	200	472
Zhongjin Gold Corp. Ltd., A Shares	700	851
Zhongsheng Group Holdings Ltd.	8,170	25,794
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	372	1,540
Zijin Mining Group Co. Ltd., A Shares	5,400	2,474
Zijin Mining Group Co. Ltd., H Shares	16,457	5,689
Zoomlion Heavy Industry Science and Technology Co., Ltd.	800	639
ZTE Corp., A Shares(a)	600	2,691
ZTE Corp., H Shares(a)	1,561	4,142
ZTO Express Cayman, Inc., ADR	161	3,434
		4,169,038
Colombia-0.51%
Bancolombia S.A.	464	5,269
Bancolombia S.A., Preference Shares	383	4,735
Cementos Argos S.A.	2,041	4,365
Ecopetrol S.A.	40,980	34,754
Grupo Argos S.A.	1,145	5,616
Grupo Aval Acciones y Valores S.A., Preference Shares	11,865	4,434
Grupo de Inversiones Suramericana S.A.	788	7,476
Grupo de Inversiones Suramericana S.A., Preference Shares	208	1,757
Interconexion Electrica S.A. ESP	689	3,613
		72,019
Czech Republic-0.12%
CEZ A.S.	566	12,489

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Czech Republic-(continued)
Komercni banka as	92	$ 3,108
Moneta Money Bank A.S.(b)	262	807
		16,404
Egypt-0.07%
Commercial International Bank Egypt S.A.E.	937	4,468
Eastern Co., S.A.E.	1,480	1,547
ElSewedy Electric Co.	4,752	3,912
		9,927
Greece-0.31%
Alpha Bank A.E.(a)	3,075	5,743
Eurobank Ergasias S.A.(a)	5,192	5,026
FF Group(a)(d)	235	0
Hellenic Telecommunications Organization S.A.	494	6,807
JUMBO S.A.	91	1,727
Motor Oil Hellas Corinth Refineries S.A.	717	16,744
National Bank of Greece S.A.(a)	1,472	4,482
OPAP S.A.	253	2,602
		43,131
Hong Kong-0.58%
Bosideng International Holdings Ltd.	8,000	3,408
China First Capital Group Ltd.(a)	2,000	584
China Gas Holdings Ltd.	2,788	10,776
Haier Electronics Group Co. Ltd.	8,034	20,958
Hutchison China MediTech Ltd., ADR(a)	160	2,854
Kingboard Laminates Holdings Ltd.	4,600	4,149
Nine Dragons Paper Holdings Ltd.	18,016	15,168
SSY Group Ltd.	795	629
Sun Art Retail Group Ltd.	22,181	22,522
		81,048
Hungary-0.25%
MOL Hungarian Oil & Gas PLC	2,820	26,525
OTP Bank Nyrt	157	6,536
Richter Gedeon Nyrt	155	2,507
		35,568
India-9.91%
Adani Ports & Special Economic Zone Ltd.	516	3,014
Ambuja Cements Ltd.	2,131	6,133
Ashok Leyland Ltd.	8,513	8,252
Asian Paints Ltd.	198	4,923
Aurobindo Pharma Ltd.	518	4,305
Avenue Supermarts Ltd.(a)(b)	215	5,645
Axis Bank Ltd.	1,699	16,422
Bajaj Auto Ltd.	177	7,347
Bajaj Finance Ltd.	90	5,138
Bajaj Finserv Ltd.	43	5,165
Bharat Forge Ltd.	368	2,318
Bharat Petroleum Corp. Ltd.	14,888	98,758
Bharti Airtel Ltd.	3,891	20,153
Bharti Infratel Ltd.	448	1,627
Bosch Ltd.	15	2,977
Britannia Industries Ltd.	68	2,825
Cipla Ltd.	496	2,978
Coal India Ltd.	7,964	22,458
Container Corp. Of India Ltd.	268	2,287
Dabur India Ltd.	317	2,001
Divi’s Laboratories Ltd.	51	1,199
Dr Reddys Laboratories Ltd.	94	3,584
	Shares	Value
India-(continued)
Eicher Motors Ltd.	8	$ 2,005
GAIL (India) Ltd.	9,560	18,144
Glenmark Pharmaceuticals Ltd.	412	1,890
Godrej Consumer Products Ltd.	287	2,783
Grasim Industries Ltd.	1,593	16,411
Havells India Ltd.	239	2,422
HCL Technologies Ltd.	901	13,738
HDFC Life Insurance Co. Ltd.(b)	898	7,617
Hero MotoCorp Ltd.	211	8,053
Hindalco Industries Ltd.	11,594	31,304
Hindustan Petroleum Corp. Ltd.	17,913	76,259
Hindustan Unilever Ltd.	343	9,593
Housing Development Finance Corp. Ltd.	725	20,226
ICICI Bank Ltd.	4,599	28,145
ICICI Lombard General Insurance Co. Ltd.(b)	112	1,912
Indiabulls Housing Finance Ltd.	465	1,679
Indian Oil Corp. Ltd.	66,538	138,392
Infosys Ltd.	1,807	20,542
InterGlobe Aviation Ltd.(b)	286	7,626
ITC Ltd.	3,116	11,425
JSW Steel Ltd.	6,008	19,494
Larsen & Toubro Ltd.	1,696	35,281
LIC Housing Finance Ltd.	598	3,178
Lupin Ltd.	355	3,585
Mahindra & Mahindra Financial Services Ltd.	532	2,462
Mahindra & Mahindra Ltd.	3,672	28,350
Marico Ltd.	349	1,942
Maruti Suzuki India Ltd.	233	22,080
Motherson Sumi Systems Ltd.	10,302	15,256
Nestle India Ltd.	15	2,940
NTPC Ltd.	13,058	21,650
Oil & Natural Gas Corp. Ltd.	57,338	106,636
Page Industries Ltd.	2	635
Petronet LNG Ltd.	2,521	9,245
Pidilite Industries Ltd.	101	2,058
Piramal Enterprises Ltd.	120	2,764
Power Grid Corp. of India Ltd.	2,741	7,699
REC Ltd.	2,824	4,907
Reliance Industries Ltd.	7,553	141,988
Shree Cement Ltd.	10	2,665
Shriram Transport Finance Co. Ltd.	263	3,975
State Bank of India(a)	18,401	70,313
Sun Pharmaceutical Industries Ltd.	1,187	6,523
Tata Consultancy Services Ltd.	1,094	32,407
Tata Motors Ltd.(a)	34,060	56,447
Tata Power Co., Ltd. (The)	8,427	7,432
Tata Steel Ltd.	6,488	33,004
Tech Mahindra Ltd.	828	8,348
Titan Co. Ltd.	286	5,138
UltraTech Cement Ltd.	134	8,209
United Spirits Ltd.(a)	255	2,400
UPL Ltd.	664	5,659
Vedanta Ltd.	10,067	21,897
Vodafone Idea Ltd.(a)	346,382	30,059
Wipro Ltd.	3,760	12,723
Yes Bank Ltd.	7,183	4,196
Zee Entertainment Enterprises Ltd.	373	1,397
		1,394,617
Indonesia-1.23%
PT Adaro Energy Tbk	78,784	7,160

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Indonesia-(continued)
PT Astra International Tbk	58,698	$ 27,292
PT Bank Central Asia Tbk	4,100	8,766
PT Bank Mandiri (Persero) Tbk	26,585	13,063
PT Bank Negara Indonesia (Persero) Tbk	14,200	7,353
PT Bank Rakyat Indonesia (Persero) Tbk	49,566	14,386
PT Bank Tabungan Negara (Persero) Tbk	19,000	2,623
PT Barito Pacific Tbk	94,900	6,619
PT Bukit Asam Tbk	14,575	2,321
PT Bumi Serpong Damai Tbk	9,900	969
PT Charoen Pokphand Indonesia Tbk	18,931	7,135
PT Gudang Garam Tbk	763	2,815
PT Hanjaya Mandala Sampoerna Tbk	28,052	4,525
PT Indah Kiat Pulp & Paper Corp. Tbk	9,145	4,171
PT Indocement Tunggal Prakarsa Tbk	1,400	1,847
PT Indofood CBP Sukses Makmur Tbk	5,500	4,659
PT Indofood Sukses Makmur Tbk	15,600	8,462
PT Jasa Marga (Persero) Tbk	9,424	3,784
PT Kalbe Farma Tbk	22,691	2,678
PT Pabrik Kertas Tjiwi Kimia Tbk	2,288	1,701
PT Pakuwon Jati Tbk	19,800	928
PT Perusahaan Gas Negara Tbk	44,954	6,650
PT Semen Indonesia (Persero) Tbk	3,934	3,201
PT Surya Citra Media Tbk	5,900	482
PT Telekomunikasi Indonesia (Persero) Tbk	48,899	14,847
PT Unilever Indonesia Tbk	1,500	4,914
PT United Tractors Tbk	6,706	9,720
		173,071
Luxembourg-0.00%
Reinet Investments SCA	22	398
Malaysia-1.35%
AirAsia Group Bhd	9,173	3,856
Alliance Bank Malaysia Bhd	1,238	843
AMMB Holdings Bhd	3,201	3,165
Axiata Group Bhd	7,565	7,769
British American Tobacco Malaysia Bhd	200	905
CIMB Group Holdings Bhd	8,421	10,116
Dialog Group Bhd	1,548	1,257
DiGi.Com Bhd	2,000	2,269
Fraser & Neave Holdings Bhd	137	1,142
Gamuda Bhd	1,800	1,591
Genting Bhd	5,700	7,814
Genting Malaysia Bhd	5,856	4,238
Genting Plantations Bhd	300	710
HAP Seng Consolidated Bhd	1,100	2,590
Hartalega Holdings Bhd	1,000	1,254
Hong Leong Bank Bhd	800	3,126
Hong Leong Financial Group Bhd	900	3,495
IHH Healthcare Bhd	3,700	5,019
IJM Corp. Bhd	3,800	1,988
IOI Corp. Bhd	2,300	2,434
Kuala Lumpur Kepong Bhd	1,073	5,915
Malayan Banking Bhd	6,600	13,414
Malaysia Airports Holdings Bhd	900	1,859
Maxis Bhd	2,600	3,477
MISC Bhd	2,022	3,767
Nestle Malaysia Bhd	100	3,480
Petronas Chemicals Group Bhd	3,885	6,996
Petronas Dagangan Bhd	2,108	11,882
Petronas Gas Bhd	600	2,347
PPB Group Bhd	400	1,733
	Shares	Value
Malaysia-(continued)
Press Metal Aluminium Holdings Bhd	3,000	$ 3,411
Public Bank Bhd	1,520	7,290
QL Resources Bhd	900	1,550
RHB Bank Bhd	3,444	4,639
Sime Darby Bhd	25,625	13,770
Sime Darby Plantation Bhd	4,300	4,858
Sime Darby Property Bhd	4,400	883
SP Setia Bhd Group	3,000	974
Telekom Malaysia Bhd	4,562	3,922
Tenaga Nasional Bhd	5,930	19,318
Top Glove Corp. Bhd	1,700	1,807
Westports Holdings Bhd	800	789
YTL Corp. Bhd	29,000	6,372
		190,034
Mexico-2.55%
Alfa, S.A.B. de C.V., Class A	40,934	35,929
Alsea S.A.B. de C.V.(a)	1,959	4,552
America Movil S.A.B. de C.V., Series L	87,111	64,592
Arca Continental S.A.B. de C.V.	2,447	13,220
Cemex S.A.B. de C.V., Series CPO(e)	78,598	30,613
Coca-Cola FEMSA, S.A.B. de C.V.	623	3,789
El Puerto de Liverpool S.A.B. de C.V., Series C1	300	1,643
Fibra Uno Administracion S.A. de C.V.	1,200	1,753
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	2,718	24,924
Gruma S.A.B. de C.V., Class B	671	6,863
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., Class B	100	962
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	80	1,222
Grupo Bimbo S.A.B. de C.V., Series A	13,608	24,805
Grupo Carso S.A.B. de C.V., Series A1	2,900	8,509
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,413	18,336
Grupo Financiero Inbursa S.A.B. de C.V., Class O	5,300	6,738
Grupo Mexico S.A.B. de C.V., Class B	7,911	18,487
Grupo Televisa SAB, Series CPO(g)	4,662	9,122
Industrias Penoles S.A.B. de C.V.(c)	733	9,752
Infraestructura Energetica Nova S.A.B. de C.V.(a)	540	2,145
Kimberly-Clark de Mexico, S.A.B. de C.V., Class A	1,096	2,200
Megacable Holdings S.A.B. de C.V., Series CPO(h)	126	507
Orbia Advance Corp. S.A.B. de C.V.	7,130	13,907
Promotora y Operadora de Infraestructura S.A.B de C.V.	95	851
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,080	53,551
		358,972
Pakistan-0.04%
Habib Bank Ltd.	2,767	2,092
MCB Bank Ltd.	1,033	1,121
Oil & Gas Development Co. Ltd.	3,200	2,518
		5,731
Peru-0.17%
Cia de Minas Buenaventura S.A.A., ADR	134	2,034

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Peru-(continued)
Credicorp Ltd.	44	$ 9,171
Southern Copper Corp.	376	12,833
		24,038
Philippines-0.82%
Aboitiz Equity Ventures, Inc.	6,530	6,684
Aboitiz Power Corp.	6,100	4,514
Alliance Global Group, Inc.	19,208	4,039
Altus San Nicolas Corp.(a)(d)	40	4
Ayala Corp.	470	8,021
Ayala Land, Inc.	5,476	5,225
Bank of the Philippine Islands	1,940	3,481
BDO Unibank, Inc.	2,120	5,849
DMCI Holdings, Inc.	14,943	2,396
Globe Telecom, Inc.	137	4,837
GT Capital Holdings, Inc.	374	6,076
International Container Terminal Services, Inc.	960	2,230
JG Summit Holdings, Inc.	6,864	9,601
Jollibee Foods Corp.	1,127	4,827
Manila Electric Co.	1,374	9,809
Megaworld Corp.	19,100	1,610
Metro Pacific Investments Corp.	29,316	2,817
Metropolitan Bank & Trust Co.	2,995	3,953
PLDT, Inc.	239	5,220
Robinsons Land Corp.	2,080	983
Security Bank Corp.	420	1,596
SM Investments Corp.	728	13,639
SM Prime Holdings, Inc.	4,937	3,543
Universal Robina Corp.	1,250	3,762
		114,716
Poland-1.05%
Alior Bank S.A.(a)	172	1,666
Bank Millennium S.A.(a)	756	1,078
Bank Polska Kasa Opieki S.A.	153	3,908
CCC S.A.	50	1,725
CD Projekt S.A.	3	182
Cyfrowy Polsat S.A.	633	4,171
Dino Polska S.A.(a)(b)	74	2,898
Grupa Lotos S.A.	608	13,430
Jastrzebska Spolka Weglowa S.A.	458	2,488
KGHM Polska Miedz S.A.(a)	435	8,680
LPP S.A.	2	4,290
mBank S.A.(a)	27	2,341
Orange Polska S.A.(a)	2,817	3,882
PGE Polska Grupa Energetyczna S.A.(a)	5,630	11,223
Polski Koncern Naftowy ORLEN S.A.	2,010	49,484
Polskie Gornictwo Naftowe i Gazownictwo S.A.	13,853	16,254
Powszechna Kasa Oszczednosci Bank Polski S.A.	707	6,934
Powszechny Zaklad Ubezpieczen S.A.	976	9,100
Santander Bank Polska S.A.	56	4,380
		148,114
Qatar-0.71%
Barwa Real Estate Co.	1,040	957
Commercial Bank PSQC (The)	2,920	3,456
Industries Qatar Q.S.C.	930	2,787
Masraf Al Rayan Q.S.C.	2,460	2,392
Ooredoo Q.P.S.C.	7,259	14,414
Qatar Electricity & Water Co. Q.S.C.	270	1,146
	Shares	Value
Qatar-(continued)
Qatar Fuel Co. Q.P.S.C.	1,675	$ 10,825
Qatar Insurance Co. (S.A.Q)	5,630	5,180
Qatar Islamic Bank (S.A.Q)	7,322	31,371
Qatar National Bank Q.P.S.C.	5,124	27,147
		99,675
Romania-0.01%
NEPI Rockcastle PLC	114	998
Russia-7.92%
Alrosa PJSC	6,370	7,314
Gazprom PJSC	63,348	220,557
Inter RAO UES PJSC	549,000	37,988
LUKOIL PJSC	2,894	240,302
Magnit PJSC, GDR(b)	2,412	31,513
Magnitogorsk Iron & Steel Works PJSC	22,000	13,276
MMC Norilsk Nickel PJSC	79	20,317
Mobile TeleSystems PJSC, ADR	1,771	14,345
Moscow Exchange MICEX-RTS PJSC	830	1,212
Novatek PJSC, GDR(b)	118	23,930
Novolipetsk Steel PJSC	9,120	19,991
PhosAgro PJSC, GDR(b)	497	6,347
Polymetal International PLC	200	2,813
Polyus PJSC	45	5,233
Rosneft Oil Co. PJSC	31,585	204,117
Sberbank of Russia PJSC	29,663	104,105
Severstal PJSC	990	14,239
Surgutneftegas PJSC	97,500	53,196
Surgutneftegas PJSC, Preference Shares	16,800	9,699
Tatneft PJSC	2,100	22,249
Transneft PJSC, Preference Shares	2	4,618
VTB Bank PJSC	22,500,000	14,771
X5 Retail Group N.V., GDR(b)	1,207	42,396
		1,114,528
Saudi Arabia-1.58%
Advanced Petrochemical Co.	85	1,099
Al Rajhi Bank	441	7,442
Alinma Bank	413	2,475
Almarai Co. JSC	416	5,517
Bank AlBilad	147	1,039
Bank Al-Jazira	444	1,600
Banque Saudi Fransi	388	3,336
Bupa Arabia for Cooperative Insurance Co.	126	3,574
Co. for Cooperative Insurance (The)(a)	150	2,711
Dar Al Arkan Real Estate Development Co.(a)	584	1,859
Emaar Economic City(a)	95	251
Etihad Etisalat Co.(a)	760	4,891
Jarir Marketing Co.	70	2,948
National Commercial Bank	736	9,035
National Industrialization Co.(a)	1,178	4,189
Rabigh Refining & Petrochemical Co.(a)	3,053	16,164
Riyad Bank	704	4,579
Sahara International Petrochemical Co.	775	3,723
Samba Financial Group	519	3,957
Saudi Airlines Catering Co.	21	490
Saudi Arabian Fertilizer Co.	69	1,477
Saudi Arabian Mining Co.(a)	484	5,858
Saudi Basic Industries Corp.	2,450	60,087
Saudi British Bank (The)	513	4,164
Saudi Cement Co.	14	266
Saudi Electricity Co.	4,958	28,152
Saudi Industrial Investment Group	562	3,458

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Kayan Petrochemical Co.(a)	1,670	$ 4,541
Saudi Telecom Co.	745	21,608
Savola Group (The)(a)	1,060	8,718
Yanbu National Petrochemical Co., Class A	202	2,881
		222,089
Singapore-0.02%
BOC Aviation Ltd.(b)	300	2,769
South Africa-2.10%
Absa Group Ltd.	1,457	14,690
Anglo American Platinum Ltd.	155	9,333
AngloGold Ashanti Ltd.	279	5,227
Aspen Pharmacare Holdings Ltd.	987	5,595
Bid Corp. Ltd.	706	14,995
Bidvest Group Ltd. (The)	742	9,338
Capitec Bank Holdings Ltd.	33	2,802
Clicks Group Ltd.	262	3,715
Discovery Ltd.	556	4,182
Exxaro Resources Ltd.	280	2,412
FirstRand Ltd.	4,066	16,677
Fortress REIT Ltd., Class A	175	238
Foschini Group Ltd. (The)	388	4,183
Gold Fields Ltd.	707	3,549
Growthpoint Properties Ltd.	797	1,214
Investec Ltd.	590	3,107
Kumba Iron Ore Ltd.	190	4,692
Liberty Holdings Ltd.	694	5,145
Life Healthcare Group Holdings Ltd.	1,654	2,474
Momentum Metropolitan Holdings	3,534	4,347
Mr Price Group Ltd.	180	1,879
MTN Group Ltd.	2,242	14,239
MultiChoice Group Ltd.(a)	660	5,135
Naspers Ltd., Class N	23	3,481
Nedbank Group Ltd.	786	11,758
Netcare Ltd.	2,432	2,815
Old Mutual Ltd.	6,636	8,460
Pick n Pay Stores Ltd.	2,523	9,907
PSG Group Ltd.	215	2,994
Rand Merchant Investment Holdings Ltd.	721	1,424
Redefine Properties Ltd.	1,597	825
Remgro Ltd.	404	4,348
Sanlam Ltd.	625	3,074
Sappi Ltd.	3,257	8,066
Sasol Ltd.	1,164	19,427
Shoprite Holdings Ltd.	1,848	14,947
SPAR Group Ltd. (The)	916	11,539
Standard Bank Group Ltd.	2,229	25,681
Telkom S.A. SOC Ltd.	852	3,967
Tiger Brands Ltd.	193	2,680
Truworths International Ltd.	442	1,545
Vodacom Group Ltd.	1,309	10,329
Woolworths Holdings Ltd.	2,413	8,766
		295,201
South Korea-18.11%
Amorepacific Corp.	57	6,695
Amorepacific Corp., Preference Shares	14	858
AMOREPACIFIC Group	190	10,388
BGF retail Co. Ltd.	45	7,411
BNK Financial Group, Inc.	1,065	6,402
Celltrion Healthcare Co. Ltd.(a)	33	1,390
Celltrion Pharm, Inc.(a)	5	146
Celltrion, Inc.(a)	9	1,234
	Shares	Value
South Korea-(continued)
Cheil Worldwide, Inc.	248	$ 5,142
CJ CheilJedang Corp.	123	24,114
CJ Corp.	702	48,124
CJ ENM Co., Ltd.	45	6,373
CJ Logistics Corp.(a)	136	16,429
Daelim Industrial Co. Ltd.	180	15,650
Daewoo Engineering & Construction Co. Ltd.(a)	4,108	16,588
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	620	15,861
DB Insurance Co. Ltd.	526	22,691
Doosan Bobcat, Inc.	188	5,564
E-MART, Inc.	251	23,712
Fila Korea Ltd.	82	3,969
GS Engineering & Construction Corp.	647	17,850
GS Holdings Corp.	579	24,348
GS Retail Co. Ltd.	347	11,967
Hana Financial Group, Inc.	736	21,690
Hankook Tire & Technology Co., Ltd.	382	10,299
Hanmi Pharm Co. Ltd.	5	1,154
Hanmi Science Co. Ltd.	19	629
Hanon Systems	825	8,277
Hanwha Chemical Corp.	852	12,786
Hanwha Corp.	2,873	60,647
Hanwha Life Insurance Co. Ltd.	13,713	27,285
HDC Hyundai Development Co-Engineering & Construction	134	3,680
HLB, Inc.(a)	1	50
Hotel Shilla Co. Ltd.	109	7,855
Hyundai Department Store Co. Ltd.	40	2,612
Hyundai Engineering & Construction Co. Ltd.	685	26,515
Hyundai Glovis Co. Ltd.	179	23,345
Hyundai Heavy Industries Holdings Co. Ltd.	161	47,042
Hyundai Marine & Fire Insurance Co. Ltd.	1,017	22,446
Hyundai Mobis Co., Ltd.	243	51,194
Hyundai Motor Co.	985	110,346
Hyundai Motor Co., Preference Shares	200	12,774
Hyundai Motor Co., Preference Shares	264	18,738
Hyundai Steel Co.	928	30,179
Industrial Bank of Korea	1,294	14,280
Kakao Corp.	34	3,852
Kangwon Land, Inc.	87	2,149
KB Financial Group, Inc.	1,334	47,621
KCC Corp.	29	5,285
Kia Motors Corp.	1,960	74,720
Korea Aerospace Industries Ltd.	117	3,825
Korea Electric Power Corp.(a)	3,757	81,350
Korea Gas Corp.	1,131	37,443
Korea Investment Holdings Co. Ltd.	67	4,218
Korea Shipbuilding & Offshore Engineering Co., Ltd.(a)	222	23,014
Korea Zinc Co. Ltd.	26	9,738
Korean Air Lines Co. Ltd.	905	17,326
KT&G Corp.	79	6,968
Kumho Petrochemical Co. Ltd.	146	8,739
LG Chem Ltd.	128	32,049
LG Chem Ltd., Preference Shares	27	3,781
LG Corp.	217	12,699
LG Display Co. Ltd.(a)	3,030	35,844
LG Electronics, Inc.	1,449	81,647

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
South Korea-(continued)
LG Household & Health Care Ltd.	9	$ 9,834
LG Household & Health Care Ltd., Preference Shares	2	1,289
LG Innotek Co. Ltd.	116	11,055
LG Uplus Corp.	1,582	18,053
Lotte Chemical Corp.	112	22,098
Lotte Corp.	544	16,486
Lotte Shopping Co. Ltd.	229	24,697
Medy-Tox, Inc.(a)	1	301
Meritz Securities Co. Ltd.	671	2,833
Mirae Asset Daewoo Co. Ltd.	859	5,386
NAVER Corp.	75	9,844
NCSoft Corp.	6	2,613
Netmarble Corp.(a)(b)	31	2,449
NH Investment & Securities Co. Ltd.	227	2,410
OCI Co. Ltd.	63	3,660
Orange Life Insurance Ltd.(b)	261	5,902
Orion Corp.	39	3,208
Ottogi Corp.	7	3,412
Pan Ocean Co. Ltd.(a)	923	3,526
Pearl Abyss Corp.(a)	4	662
POSCO	541	102,669
POSCO Chemical Co., Ltd.	47	1,735
Posco International Corp.	2,289	36,550
S-1 Corp.	35	2,870
Samsung Biologics Co. Ltd.(a)(b)	3	771
Samsung C&T Corp.	645	48,369
Samsung Card Co. Ltd.	147	4,320
Samsung Electro-Mechanics Co. Ltd.	142	12,228
Samsung Electronics Co., Ltd.	7,462	305,991
Samsung Electronics Co., Ltd., Preference Shares	1,263	41,708
Samsung Engineering Co. Ltd.(a)	594	8,343
Samsung Fire & Marine Insurance Co., Ltd.	150	27,965
Samsung Heavy Industries Co. Ltd.(a)	1,342	8,841
Samsung Life Insurance Co. Ltd.	442	26,273
Samsung SDI Co. Ltd.	62	11,559
Samsung SDS Co. Ltd.	81	12,900
Samsung Securities Co. Ltd.	76	2,246
Shinhan Financial Group Co., Ltd.	933	32,604
Shinsegae, Inc.	40	8,778
SK Holdings Co. Ltd.	1,029	175,493
SK Hynix, Inc.	845	58,069
SK Innovation Co. Ltd.	582	80,769
SK Telecom Co., Ltd.	127	25,641
S-Oil Corp.	457	37,977
Woongjin Coway Co., Ltd.	54	3,819
Woori Financial Group, Inc.	1,686	17,549
Yuhan Corp.	13	2,483
		2,547,235
Taiwan-8.85%
Acer, Inc.	23,520	13,494
Advantech Co. Ltd.	340	2,992
Airtac International Group	85	1,012
ASE Technology Holding Co. Ltd.	9,026	20,598
Asia Cement Corp.	3,110	4,341
Asustek Computer, Inc.	2,648	17,625
AU Optronics Corp.	66,252	16,785
Catcher Technology Co. Ltd.	732	5,545
Cathay Financial Holding Co. Ltd.	8,673	11,434
Chailease Holding Co. Ltd.	767	3,090
Chang Hwa Commercial Bank Ltd.	4,100	2,861
	Shares	Value
Taiwan-(continued)
Cheng Shin Rubber Industry Co. Ltd.	4,290	$ 6,333
Chicony Electronics Co. Ltd.	1,545	4,552
China Airlines Ltd.	29,259	8,563
China Development Financial Holding Corp.	71,000	21,146
China Life Insurance Co., Ltd.(a)	20,673	16,392
China Steel Corp.	28,354	21,020
Chunghwa Telecom Co., Ltd.	3,000	10,733
Compal Electronics, Inc.	87,930	50,732
CTBC Financial Holding Co. Ltd.	36,797	24,433
Delta Electronics, Inc.	2,600	11,104
E.Sun Financial Holding Co. Ltd.	4,355	3,685
Eclat Textile Co. Ltd.	118	1,582
Eva Airways Corp.	21,069	9,270
Evergreen Marine Corp. Taiwan Ltd.(a)	21,665	9,078
Far Eastern New Century Corp.	13,864	12,803
Far EasTone Telecommunications Co. Ltd.	2,000	4,674
Feng TAY Enterprise Co. Ltd.	541	3,880
First Financial Holding Co. Ltd.	6,070	4,265
Formosa Chemicals & Fibre Corp.	7,301	20,403
Formosa Petrochemical Corp.	12,168	38,515
Formosa Plastics Corp.	3,800	11,575
Formosa Taffeta Co. Ltd.	2,000	2,179
Foxconn Technology Co. Ltd.	2,600	5,422
Fubon Financial Holding Co. Ltd.	20,574	29,543
Giant Manufacturing Co. Ltd.	469	3,190
Globalwafers Co. Ltd.	384	3,886
Highwealth Construction Corp.	1,000	1,608
Hiwin Technologies Corp.	216	1,883
Hon Hai Precision Industry Co., Ltd.	115,116	271,608
Hotai Motor Co. Ltd.	608	9,240
Hua Nan Financial Holdings Co. Ltd.	6,381	4,309
Innolux Corp.	70,313	14,958
Inventec Corp.	38,610	26,632
Largan Precision Co., Ltd.	20	2,869
Lite-On Technology Corp.	6,433	10,222
MediaTek, Inc.	1,196	14,225
Mega Financial Holding Co. Ltd.	6,000	5,560
Micro-Star International Co. Ltd.	1,784	5,193
Nan Ya Plastics Corp.	7,400	16,625
Nanya Technology Corp.	1,380	3,581
Nien Made Enterprise Co. Ltd.	124	1,087
Novatek Microelectronics Corp.	499	2,863
Pegatron Corp.	41,864	72,867
Phison Electronics Corp.	265	2,362
Pou Chen Corp.	12,267	15,717
Powertech Technology, Inc.	1,579	4,438
President Chain Store Corp.	1,200	11,217
Quanta Computer, Inc.	28,210	51,465
Realtek Semiconductor Corp.	384	2,847
Ruentex Development Co. Ltd.(a)	1,000	1,338
Ruentex Industries Ltd.	290	625
Shanghai Commercial & Savings Bank, Ltd. (The)	2,200	3,694
Shanghai Commercial & Savings Bank, Ltd. (The), Rts., expiring 10/10/2019(a)	178	92
Shin Kong Financial Holding Co. Ltd.	54,000	16,344
SinoPac Financial Holdings Co. Ltd.	7,000	2,730
Standard Foods Corp.	1,000	2,002
Synnex Technology International Corp.	15,599	18,251
Taishin Financial Holding Co. Ltd.	7,145	3,190
Taiwan Business Bank	5,250	2,158

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Taiwan-(continued)
Taiwan Cement Corp.	4,549	$ 5,814
Taiwan Cooperative Financial Holding Co. Ltd.	6,210	4,103
Taiwan High Speed Rail Corp.	2,000	2,276
Taiwan Mobile Co. Ltd.	2,000	7,220
Taiwan Semiconductor Manufacturing Co., Ltd.	6,286	55,111
Tatung Co. Ltd.(a)	4,000	2,192
Uni-President Enterprises Corp.	8,728	21,043
United Microelectronics Corp.	18,598	8,033
Vanguard International Semiconductor Corp.	1,000	2,021
Walsin Technology Corp.	502	2,824
Win Semiconductors Corp.	173	1,553
Winbond Electronics Corp.	5,000	2,877
Wistron Corp.	58,660	47,364
WPG Holdings Ltd.	20,644	25,419
Yageo Corp.	378	3,003
Yuanta Financial Holding Co. Ltd.	12,345	7,361
Zhen Ding Technology Holding Ltd.	1,175	4,204
		1,244,953
Thailand-3.02%
Advanced Info Service PCL, NVDR	1,263	9,085
Airports of Thailand PCL, NVDR	1,400	3,422
Bangkok Bank PCL, NVDR	1,600	9,076
Bangkok Dusit Medical Services PCL, NVDR	5,446	4,309
Bangkok Expressway & Metro PCL, NVDR	2,500	883
Banpu PCL, NVDR	15,374	5,931
Berli Jucker PCL, NVDR	4,687	8,084
BTS Group Holdings PCL, NVDR	5,922	2,595
Bumrungrad Hospital PCL, NVDR	200	837
Central Pattana PCL, NVDR	800	1,779
Charoen Pokphand Foods PCL, NVDR	31,122	26,711
CP ALL PCL, NVDR	9,783	25,989
Electricity Generating PCL, NVDR	200	2,347
Energy Absolute PCL, NVDR	400	628
Gulf Energy Development PCL, NVDR	238	1,245
Home Product Center PCL, NVDR	5,900	3,299
Indorama Ventures PCL, NVDR	14,626	15,542
Intouch Holdings PCL, NVDR	300	642
IRPC PCL, NVDR	109,207	13,140
Kasikornbank PCL, NVDR	5,248	26,853
Krung Thai Bank PCL, NVDR	14,523	8,167
Land & Houses PCL, NVDR	5,694	1,787
Minor International PCL, NVDR	3,500	4,291
Muangthai Capital PCL, NVDR	400	745
PTT Exploration & Production PCL, NVDR	2,327	9,206
PTT Global Chemical PCL, NVDR	15,200	26,712
PTT PCL, NVDR	86,568	130,906
Ratch Group PCL, NVDR	1,100	2,571
Robinson PCL, NVDR	600	1,251
Siam Cement PCL (The), NVDR	1,800	24,012
Siam Commercial Bank PCL (The), NVDR	3,005	11,594
Thai Oil PCL, NVDR	9,534	21,743
Thai Union Group PCL, NVDR	11,300	6,170
TMB Bank PCL, NVDR	55,400	2,844
TMB Bank PCL, Rts., expiring 11/25/2019(a)	38,351	213
	Shares		Value
Thailand-(continued)
Total Access Communication PCL, NVDR		2,000	$ 3,760
True Corp. PCL, NVDR		41,841	7,182
			425,551
Turkey-1.44%
Akbank T.A.S.(a)		8,285	11,914
Anadolu Efes Biracilik Ve Malt Sanayii A.S.		1,311	5,080
Arcelik A.S.(a)		2,658	8,963
Aselsan Elektronik Sanayi Ve Ticaret A.S.		900	3,207
BIM Birlesik Magazalar A.S.		1,096	9,534
Eregli Demir ve Celik Fabrikalari TAS		6,968	8,453
Ford Otomotiv Sanayi A.S.		941	9,899
Haci Omer Sabanci Holding A.S.		3,081	5,222
KOC Holding A.S.		13,387	44,833
TAV Havalimanlari Holding A.S.		495	2,069
Tupras-Turkiye Petrol Rafinerileri A.S.		1,144	29,073
Turk Hava Yollari AO(a)		8,537	18,717
Turkcell Iletisim Hizmetleri A.S.		2,867	6,606
Turkiye Garanti Bankasi A.S.(a)		8,291	14,992
Turkiye Is Bankasi A.S., Class C(a)		17,142	19,035
Turkiye Sise ve Cam Fabrikalari A.S.		6,010	4,971
			202,568
United Arab Emirates-0.56%
Abu Dhabi Commercial Bank PJSC		3,689	7,894
Aldar Properties PJSC		4,609	2,622
DP World PLC		629	8,800
Dubai Islamic Bank PJSC		3,687	5,270
Emaar Development		5,812	6,519
Emaar Malls PJSC		4,321	2,211
Emaar Properties PJSC		7,785	9,771
Emirates Telecommunications Group Co. PJSC		5,025	22,573
First Abu Dhabi Bank PJSC		3,176	13,004
			78,664
United States-0.63%
JBS S.A.		10,926	86,009
Titan Cement International S.A.(a)		120	2,499
			88,508
Total Common Stocks & Other Equity Interests (Cost $15,156,198)			14,091,454
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(i)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $28)	INR	2,040	29
	Shares
Money Market Funds-0.93%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.81%(j) (Cost $131,307)		131,307	131,307
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.11% (Cost $15,287,533)			14,222,790

Invesco Emerging Markets Revenue ETF (REEM)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(j)(k)	62,922	$ 62,922
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(j)(k)	21,218	21,224
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,147)		84,146
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $15,371,680)		14,306,936
OTHER ASSETS LESS LIABILITIES-(1.71)%		(240,897)
NET ASSETS-100.00%		$14,066,039
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $381,784, which represented 2.71% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)
September 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Brazil-12.31%
Braskem S.A., Class A, Preference Shares(a)	12,615	$ 98,488
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,302	7,721
Cielo S.A.	12,834	24,649
ENGIE Brasil Energia S.A.	1,782	18,990
Itausa - Investimentos Itau S.A., Preference Shares	3,596	11,378
Petrobras Distribuidora S.A.	23,232	153,545
Telefonica Brasil S.A., Preference Shares	7,013	92,499
Transmissora Alianca de Energia Eletrica S.A.	533	3,685
		410,955
Chile-0.99%
AES Gener S.A.	95,038	20,686
Colbun S.A.	68,589	12,387
		33,073
China-26.45%
Agile Group Holdings Ltd.	55,672	67,607
China Cinda Asset Management Co. Ltd., H Shares	449,693	88,339
China Evergrande Group(a)	78,457	167,134
China Huarong Asset Management Co. Ltd., H Shares(b)	733,250	110,370
China Petroleum & Chemical Corp., H Shares	277,592	165,010
Guangdong Ellington Electronics Technology Co., Ltd., A Shares	1,900	2,941
Guangzhou R&F Properties Co. Ltd., H Shares	57,853	87,524
Harbin Pharmaceutical Group Co., Ltd., A Shares(a)	7,100	3,799
Huabao Flavours & Fragrances Co., Ltd., A Shares	600	2,561
KWG Group Holdings Ltd.(a)	10,342	9,063
Liuzhou Iron & Steel Co., Ltd., A Shares	3,900	2,797
Lomon Billions Group Co. Ltd., A Shares	5,700	10,133
Loncin Motor Co., Ltd., A Shares	5,800	2,860
Maanshan Iron & Steel Co., Ltd., A Shares	16,900	6,369
Nanjing Iron & Steel Co., Ltd., A Shares	7,600	3,269
Sansteel Minguang Co. Ltd. Fujian, A Shares	6,900	7,771
Shandong Buchang Pharmaceuticals Co., Ltd., A Shares	1,100	2,939
Sino-Ocean Group Holding Ltd.	142,947	48,504
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	234,158	68,102
SOHO China Ltd.	7,068	2,020
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	14,329	10,163
Zhejiang Expressway Co., Ltd., H Shares	15,348	13,274
		882,549
Czech Republic-0.12%
Moneta Money Bank A.S.(b)	1,294	3,986
Egypt-0.24%
Eastern Co., S.A.E.	7,762	8,117
Greece-0.43%
OPAP S.A.	1,406	14,462
Hong Kong-0.66%
Kingboard Laminates Holdings Ltd.	24,425	22,028
Hungary-0.58%
Magyar Telekom Telecommunications PLC	13,411	19,205
	Shares	Value
India-16.84%
Coal India Ltd.	46,567	$ 131,319
Hindustan Zinc Ltd.	8,268	24,902
Indian Oil Corp. Ltd.	94,495	196,540
Power Finance Corp. Ltd.(a)	42,663	59,839
REC Ltd.	15,493	26,922
Vedanta Ltd.	56,270	122,396
		561,918
Indonesia-0.56%
PT Bukit Asam Tbk	72,386	11,525
PT Matahari Department Store Tbk	29,323	7,085
		18,610
Kuwait-1.31%
Mobile Telecommunications Co. KSC	24,785	43,813
Malaysia-3.17%
AirAsia Group Bhd	54,224	22,793
Astro Malaysia Holdings Bhd	35,257	12,294
Malayan Banking Bhd	34,803	70,737
		105,824
Mexico-2.30%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	38,062	48,002
Concentradora Fibra Danhos S.A. de C.V.	1,798	2,501
Fibra Uno Administracion S.A. de C.V.	5,662	8,270
Nemak S.A.B. de C.V.(b)	40,166	18,106
		76,879
Pakistan-0.68%
Fauji Fertilizer Co. Ltd.	10,653	6,340
Oil & Gas Development Co. Ltd.	20,570	16,189
		22,529
Qatar-0.77%
Barwa Real Estate Co.	4,930	4,536
Doha Bank Q.P.S.C.	15,827	11,171
Qatar International Islamic Bank Q.S.C.	2,532	6,210
United Development Co. Q.S.C.	10,356	3,783
		25,700
Russia-14.49%
Aeroflot PJSC	20,370	32,394
Alrosa PJSC	14,250	16,362
Bashneft PJSC, Preference Shares	752	19,298
Federal Grid Co. Unified Energy System PJSC	5,782,792	16,556
Magnitogorsk Iron & Steel Works PJSC	50,224	30,309
MMC Norilsk Nickel PJSC	201	51,692
Mobile TeleSystems PJSC	7,649	31,241
Moscow Exchange MICEX-RTS PJSC	1,817	2,653
Mosenergo PJSC	312,784	10,849
Novolipetsk Steel PJSC	21,112	46,277
Rostelecom PJSC	16,397	19,838
Severstal PJSC	2,222	31,959
Surgutneftegas PJSC, Preference Shares	195,106	112,645
Tatneft PJSC	5,321	56,373
Unipro PJSC	124,376	5,084
		483,530
South Africa-1.92%
Coronation Fund Managers Ltd.	690	1,897
Growthpoint Properties Ltd.	4,144	6,313
Hyprop Investments Ltd.	420	1,713
Kumba Iron Ore Ltd.	1,332	32,897
Redefine Properties Ltd.	9,770	5,045

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
South Africa-(continued)
Resilient REIT Ltd.	380	$ 1,624
Reunert Ltd.	1,461	6,649
Tsogo Sun Gaming Ltd.	7,242	6,300
Vukile Property Fund Ltd.	1,302	1,631
		64,069
Taiwan-3.35%
AU Optronics Corp.	309,567	78,428
Transcend Information, Inc.	1,993	4,137
Yageo Corp.	2,575	20,459
Yulon Nissan Motor Co. Ltd.	1,070	8,605
		111,629
Thailand-0.24%
Land & Houses PCL, NVDR	25,500	8,004
Turkey-8.91%
Eregli Demir ve Celik Fabrikalari TAS	39,886	48,387
Iskenderun Demir ve Celik A.S.	10,047	10,943
Tofas Turk Otomobil Fabrikasi A.S.	8,240	29,595
Tupras-Turkiye Petrol Rafinerileri A.S.	6,793	172,637
Turkcell Iletisim Hizmetleri A.S.	15,463	35,628
		297,190
	Shares	Value
United Arab Emirates-3.69%
Abu Dhabi Commercial Bank PJSC	16,115	$ 34,484
Abu Dhabi Islamic Bank PJSC	12,195	16,899
Air Arabia PJSC(a)	32,079	10,916
Aldar Properties PJSC	25,246	14,365
DAMAC Properties Dubai Co. PJSC(a)	38,961	9,228
Dubai Investments PJSC	18,001	6,322
Dubai Islamic Bank PJSC	21,673	30,977
		123,191
Total Common Stocks & Other Equity Interests (Cost $3,556,782)		3,337,261
Money Market Funds-1.23%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.81%(c) (Cost $41,204)	41,204	41,204
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $3,597,986)		3,378,465
OTHER ASSETS LESS LIABILITIES-(1.24)%		(41,457)
NET ASSETS-100.00%		$3,337,008

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $132,462, which represented 3.97% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Revenue ETF (REFA)
September 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Australia-3.23%
AGL Energy Ltd.	454	$ 5,867
AMP Ltd.	2,982	3,670
APA Group	187	1,445
Aristocrat Leisure Ltd.	106	2,188
ASX Ltd.	11	601
Aurizon Holdings Ltd.	472	1,878
AusNet Services	797	976
Australia & New Zealand Banking Group Ltd.	1,049	20,178
Bank of Queensland Ltd.(a)	205	1,372
Bendigo & Adelaide Bank Ltd.	224	1,736
BHP Group Ltd.	641	15,875
BHP Group PLC	526	11,229
BlueScope Steel Ltd.	732	5,929
Boral Ltd.	990	3,225
Brambles Ltd.	491	3,775
Caltex Australia Ltd.	590	10,473
Challenger Ltd.	200	994
CIMIC Group Ltd.	353	7,488
Coca-Cola Amatil Ltd.	347	2,492
Cochlear Ltd.	6	842
Coles Group Ltd.	2,221	23,069
Commonwealth Bank of Australia	415	22,624
Computershare Ltd.	139	1,514
Crown Resorts Ltd.	197	1,601
CSL Ltd.	36	5,674
Dexus	54	435
Flight Centre Travel Group Ltd.(a)	61	1,958
Fortescue Metals Group Ltd.	876	5,199
Goodman Group	110	1,052
GPT Group (The)	102	424
Harvey Norman Holdings Ltd.(a)	535	1,635
Incitec Pivot Ltd.	937	2,142
Insurance Australia Group Ltd.	1,526	8,131
Lendlease Group	846	10,020
Macquarie Group Ltd.	105	9,283
Magellan Financial Group Ltd.	7	243
Medibank Pvt Ltd.	1,524	3,495
Mirvac Group	709	1,463
National Australia Bank Ltd.	954	19,110
Newcrest Mining Ltd.	96	2,250
Oil Search Ltd.	216	1,066
Orica Ltd.	212	3,223
Origin Energy Ltd.	1,553	8,348
QBE Insurance Group Ltd.	1,145	9,699
Ramsay Health Care Ltd.	106	4,638
REA Group Ltd.(a)	8	584
Rio Tinto Ltd.	99	6,188
Rio Tinto plc	395	20,488
Santos Ltd.	541	2,821
Scentre Group	559	1,482
SEEK Ltd.	58	840
Sonic Healthcare Ltd.	175	3,311
South32 Ltd.	2,414	4,266
Stockland	530	1,626
Suncorp Group Ltd.	647	5,956
Sydney Airport	164	888
Tabcorp Holdings Ltd.	662	2,165
Telstra Corp. Ltd.	4,885	11,564
TPG Telecom Ltd.	317	1,484
Transurban Group	219	2,170
Treasury Wine Estates Ltd.	139	1,741
	Shares	Value
Australia-(continued)
Vicinity Centres	415	$ 719
Washington H Soul Pattinson & Co. Ltd.	46	652
Wesfarmers Ltd.	536	14,388
Westpac Banking Corp.	1,018	20,351
Woodside Petroleum Ltd.	153	3,341
Woolworths Group Ltd.	1,165	29,292
WorleyParsons Ltd.	291	2,553
		389,399
Austria-0.44%
ANDRITZ AG	144	5,887
Erste Group Bank AG(b)	237	7,839
OMV AG	388	20,828
Raiffeisen Bank International AG	269	6,244
Verbund AG	24	1,313
voestalpine AG	503	11,560
		53,671
Belgium-0.84%
Ageas	139	7,710
Anheuser-Busch InBev S.A./N.V.	344	32,785
Colruyt S.A.	158	8,661
Groupe Bruxelles Lambert S.A.	54	5,186
KBC Group N.V.	173	11,245
Proximus SADP	164	4,872
Solvay S.A., Class A	101	10,460
Telenet Group Holding N.V.	43	2,030
UCB S.A.	54	3,921
Umicore S.A.	375	14,158
		101,028
Chile-0.03%
Antofagasta PLC	340	3,767
China-0.11%
BeiGene Ltd., ADR(b)	1	122
BOC Hong Kong Holdings Ltd.	3,124	10,600
Yangzijiang Shipbuilding Holdings Ltd.	4,167	2,893
		13,615
Colombia-0.02%
Millicom International Cellular S.A., SDR	49	2,380
Denmark-0.86%
AP Moller - Maersk A/S, Class A	13	13,876
AP Moller - Maersk A/S, Class B	11	12,442
Carlsberg A/S, Class B	36	5,322
Chr Hansen Holding A/S	9	764
Coloplast A/S, Class B	17	2,048
Danske Bank A/S	1,107	15,417
Demant A/S(b)	50	1,281
DSV Panalpina A/S	100	9,517
Genmab A/S(b)	2	406
H Lundbeck A/S	53	1,758
ISS A/S	326	8,069
Novo Nordisk A/S, Class B	197	10,130
Novozymes A/S, Class B	30	1,262
Orsted A/S(c)	82	7,622
Pandora A/S(a)	74	2,970
Tryg A/S	69	1,978
Vestas Wind Systems A/S	111	8,619
		103,481
Finland-0.72%
Elisa Oyj	38	1,960
Fortum Oyj	192	4,540

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Finland-(continued)
Kone Oyj, Class B	122	$ 6,948
Metso Oyj	79	2,952
Neste Oyj(a)	374	12,383
Nokia Oyj	3,616	18,331
Nokian Renkaat Oyj(a)	49	1,382
Nordea Bank Abp	1,577	11,197
Orion Oyj, Class B(a)	19	709
Sampo Oyj, Class A	156	6,204
Stora Enso Oyj, Class R	590	7,111
UPM-Kymmene Oyj	336	9,934
Wartsila Oyj Abp	294	3,293
		86,944
France-12.35%
Accor S.A.	70	2,919
Aeroports de Paris	23	4,092
Air Liquide S.A.	126	17,940
Airbus S.E.	392	50,941
Alstom S.A.	164	6,800
Amundi S.A.(c)	61	4,256
Arkema S.A.	86	8,018
Atos S.E.	103	7,263
AXA S.A.	3,333	85,136
BioMerieux	26	2,151
BNP Paribas S.A.	1,122	54,641
Bollore S.A.	4,467	18,516
Bouygues S.A.	799	32,012
Bureau Veritas S.A.	174	4,192
Capgemini S.E.	95	11,196
Carrefour S.A.	3,777	66,130
Casino Guichard Perrachon S.A.(a)	786	37,524
Cie de Saint-Gobain	944	37,049
Cie Generale des Etablissements Michelin SCA	173	19,313
CNP Assurances	1,431	27,660
Covivio	9	953
Credit Agricole S.A.	5,932	72,043
Danone S.A.	240	21,146
Dassault Aviation S.A.	3	4,245
Dassault Systemes S.E.	20	2,851
Edenred	26	1,248
Eiffage S.A.	142	14,725
Electricite de France S.A.	4,859	54,403
Engie S.A.	3,329	54,367
EssilorLuxottica S.A.	94	13,553
Eurazeo S.E.	56	4,167
Eutelsat Communications S.A.(a)	68	1,266
Faurecia S.E.	366	17,365
Gecina S.A.	4	629
Getlink S.E.	61	916
Hermes International	7	4,838
ICADE	19	1,700
Iliad S.A.	36	3,384
Imerys S.A.	86	3,458
Ingenico Group S.A.	23	2,244
Ipsen S.A.	17	1,614
JCDecaux S.A.	91	2,464
Kering S.A.	23	11,724
Klepierre S.A.	33	1,121
Legrand S.A.	77	5,497
L’Oreal S.A.	85	23,806
LVMH Moet Hennessy Louis Vuitton S.E.	99	39,357
Natixis S.A.	3,234	13,415
Orange S.A.	2,267	35,577
	Shares	Value
France-(continued)
Pernod Ricard S.A.	42	$ 7,482
Peugeot S.A.	2,878	71,788
Publicis Groupe S.A.	177	8,707
Remy Cointreau S.A.(a)	7	930
Renault S.A.	886	50,865
Safran S.A.	115	18,110
Sanofi	346	32,085
Sartorius Stedim Biotech	7	980
Schneider Electric S.E.	275	24,134
SCOR S.E.	318	13,136
SEB S.A.	35	5,315
Societe BIC S.A.	21	1,410
Societe Generale S.A.	1,717	47,059
Sodexo S.A.	156	17,517
Suez	956	15,034
Teleperformance	17	3,686
Thales S.A.	116	13,342
TOTAL S.A.	2,736	142,831
Ubisoft Entertainment S.A.(b)	22	1,591
Unibail-Rodamco-Westfield	18	2,625
Valeo S.A.	552	17,903
Veolia Environnement S.A.	885	22,442
Vinci S.A.	369	39,754
Vivendi S.A.	415	11,392
Wendel S.A.	52	7,177
Worldline S.A.(b)(c)	19	1,199
		1,490,319
Germany-11.97%
1&1 Drillisch AG	102	3,180
adidas AG	63	19,619
Allianz S.E.	267	62,248
Aroundtown S.A.	77	630
Axel Springer S.E.(a)	36	2,484
BASF S.E.	803	56,133
Bayer AG	500	35,263
Bayerische Motoren Werke AG	1,097	77,246
Bayerische Motoren Werke AG, Preference Shares	124	6,888
Beiersdorf AG	53	6,252
Brenntag AG	216	10,455
Carl Zeiss Meditec AG, BR	11	1,254
Commerzbank AG	1,940	11,256
Continental AG	309	39,650
Covestro AG(c)	268	13,265
Daimler AG	2,995	148,956
Delivery Hero S.E.(b)(c)	12	533
Deutsche Bank AG	4,805	35,993
Deutsche Boerse AG	21	3,283
Deutsche Lufthansa AG	2,037	32,378
Deutsche Post AG	1,601	53,488
Deutsche Telekom AG	3,849	64,596
Deutsche Wohnen S.E.	27	986
E.ON S.E.	2,554	24,834
Evonik Industries AG	500	12,347
Fraport AG Frankfurt Airport Services Worldwide	38	3,224
Fresenius Medical Care AG & Co. KGaA	207	13,924
Fresenius S.E. & Co. KGaA	589	27,544
FUCHS PETROLUB S.E., Preference Shares(a)	28	1,052
GEA Group AG	151	4,078
Hannover Rueck S.E.	91	15,387
HeidelbergCement AG	222	16,051
Henkel AG & Co. KGaA	115	10,531

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Germany-(continued)
Henkel AG & Co. KGaA, Preference Shares	74	$ 7,325
HOCHTIEF AG	187	21,325
HUGO BOSS AG	39	2,090
Infineon Technologies AG	428	7,705
KION Group AG	147	7,733
Knorr-Bremse AG	55	5,171
LANXESS AG	94	5,739
Merck KGaA	38	4,282
METRO AG	1,682	26,552
MTU Aero Engines AG	14	3,721
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	164	42,445
Porsche Automobil Holding S.E., Preference Shares	1	65
Puma S.E.	55	4,257
RWE AG	358	11,197
SAP S.E.	185	21,758
Sartorius AG, Preference Shares	4	730
Siemens AG	758	81,191
Siemens Healthineers AG(c)	288	11,333
Symrise AG	28	2,722
Telefonica Deutschland Holding AG	2,503	6,980
thyssenkrupp AG(a)	2,988	41,387
TUI AG	1,744	20,327
Uniper S.E.	2,145	70,365
United Internet AG	128	4,567
Volkswagen AG	710	122,066
Volkswagen AG, Preference Shares	513	87,280
Vonovia S.E.	47	2,385
Wirecard AG	11	1,760
Zalando S.E.(b)(c)	108	4,931
		1,444,397
Hong Kong-2.09%
AIA Group Ltd.	2,215	20,923
ASM Pacific Technology Ltd.	186	2,271
Bank of East Asia Ltd. (The)	986	2,427
CK Asset Holdings Ltd.	642	4,349
CK Hutchison Holdings Ltd.	2,776	24,504
CK Infrastructure Holdings Ltd.	88	592
CLP Holdings Ltd.	820	8,614
Dairy Farm International Holdings Ltd.	1,201	7,566
Hang Lung Properties Ltd.	417	947
Hang Seng Bank Ltd.	197	4,247
Henderson Land Development Co. Ltd.	391	1,820
HK Electric Investments & HK Electric Investments Ltd.(c)	1,198	1,142
HKT Trust & HKT Ltd.	2,305	3,658
Hong Kong & China Gas Co., Ltd. (The)	1,768	3,446
Hong Kong Exchanges & Clearing Ltd.	46	1,350
Hongkong Land Holdings Ltd.	305	1,714
Hysan Development Co. Ltd.	72	290
Jardine Matheson Holdings Ltd.	1,149	61,471
Jardine Strategic Holdings Ltd.	736	21,992
Kerry Properties Ltd.	521	1,605
Link REIT	141	1,555
Melco Resorts & Entertainment Ltd., ADR	191	3,707
MTR Corp. Ltd.	892	5,006
New World Development Co., Ltd.	6,105	7,928
NWS Holdings Ltd.	1,528	2,366
PCCW Ltd.	6,640	3,727
Power Assets Holdings Ltd.	22	148
Shangri-La Asia Ltd.	1,461	1,491
	Shares	Value
Hong Kong-(continued)
Sino Land Co., Ltd.	662	$ 995
Sun Hung Kai Properties Ltd.	394	5,669
Swire Pacific Ltd., Class A	417	3,880
Swire Properties Ltd.	364	1,142
Techtronic Industries Co. Ltd.	844	5,873
Vitasoy International Holdings Ltd.	139	563
WH Group Ltd.	20,859	18,679
Wharf Holdings Ltd. (The)	721	1,573
Wharf Real Estate Investment Co., Ltd.	224	1,223
Wheelock & Co. Ltd.	698	3,975
Yue Yuen Industrial Holdings Ltd.	2,728	7,464
		251,892
Indonesia-0.03%
Golden Agri-Resources Ltd.	23,765	3,867
Ireland-0.43%
AerCap Holdings N.V.(b)	70	3,832
AIB Group PLC	619	1,838
Bank of Ireland Group PLC	1,084	4,302
CRH PLC	666	22,937
Flutter Entertainment PLC	22	2,057
Kerry Group PLC, Class A	45	5,264
Kingspan Group PLC	76	3,712
Smurfit Kappa Group PLC	254	7,560
		51,502
Israel-0.32%
Azrieli Group Ltd.	11	864
Bank Hapoalim BM(b)	488	3,847
Bank Leumi Le-Israel BM	514	3,659
Check Point Software Technologies Ltd.(b)	12	1,314
Elbit Systems Ltd.	21	3,480
Israel Chemicals Ltd.	808	4,012
Israel Discount Bank Ltd., Class A	586	2,578
Mizrahi Tefahot Bank Ltd.	90	2,237
Nice Ltd.(b)	8	1,176
Teva Pharmaceutical Industries Ltd., ADR(b)	2,213	15,225
Wix.com Ltd.(b)	4	467
		38,859
Italy-2.61%
Assicurazioni Generali S.p.A.	2,863	55,496
Atlantia S.p.A.	258	6,241
Davide Campari-Milano S.p.A.	150	1,356
Enel S.p.A.	9,059	67,661
Eni S.p.A.	4,268	65,300
Ferrari N.V.	16	2,469
FinecoBank Banca Fineco S.p.A.	72	762
Intesa Sanpaolo S.p.A.	9,266	21,976
Leonardo S.p.A.	930	10,940
Mediobanca Banca di Credito Finanziario S.p.A.	255	2,786
Moncler S.p.A.	33	1,176
Pirelli & C S.p.A.(c)	707	4,184
Poste Italiane S.p.A.(c)	1,377	15,658
Prysmian S.p.A.	472	10,137
Recordati S.p.A.	30	1,287
Snam S.p.A.	464	2,344
Telecom Italia S.p.A.(b)	22,149	12,641
Telecom Italia S.p.A., RSP	9,726	5,319
Terna - Rete Elettrica Nazionale S.p.A.	320	2,056
UniCredit S.p.A.	2,112	24,913
		314,702

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Japan-34.76%
ABC-Mart, Inc.	31	$ 1,971
Acom Co. Ltd.	593	2,326
Advantest Corp.	47	2,077
Aeon Co. Ltd.	3,341	61,225
AEON Financial Service Co. Ltd.(a)	190	2,859
Aeon Mall Co. Ltd.	147	2,319
AGC, Inc.	337	10,446
Air Water, Inc.	364	6,507
Aisin Seiki Co. Ltd.	1,018	31,979
Ajinomoto Co. Inc.	454	8,570
Alfresa Holdings Corp.	889	19,849
Alps Alpine Co. Ltd.	387	7,223
Amada Holdings Co. Ltd.	240	2,585
ANA Holdings, Inc.(a)	441	14,829
Aozora Bank Ltd.	47	1,175
Asahi Group Holdings, Ltd.	322	15,940
Asahi Intecc Co. Ltd.	14	367
Asahi Kasei Corp.	1,647	16,215
Astellas Pharma, Inc.	707	10,064
Bandai Namco Holdings, Inc.	107	6,663
Bank of Kyoto Ltd. (The)	20	782
Benesse Holdings, Inc.	142	3,687
Bridgestone Corp.	661	25,590
Brother Industries Ltd.	287	5,194
Calbee, Inc.	65	2,021
Canon, Inc.	1,227	32,726
Casio Computer Co. Ltd.	194	3,007
Central Japan Railway Co.	68	13,981
Chiba Bank Ltd. (The)	391	2,012
Chubu Electric Power Co. Inc.	1,388	20,099
Chugai Pharmaceutical Co. Ltd.	65	5,052
Chugoku Electric Power Co., Inc. (The)(a)	840	10,796
Coca-Cola Bottlers Japan Holdings, Inc.(a)	300	6,729
Concordia Financial Group Ltd.	601	2,302
Credit Saison Co. Ltd.	271	3,633
CyberAgent, Inc.	73	2,803
Dai Nippon Printing Co., Ltd.	472	12,189
Daicel Corp.	403	3,404
Daifuku Co. Ltd.	60	3,092
Dai-ichi Life Holdings, Inc.	2,874	43,319
Daiichi Sankyo Co. Ltd.	100	6,296
Daikin Industries, Ltd.	140	18,369
Daito Trust Construction Co., Ltd.(a)	94	12,011
Daiwa House Industry Co., Ltd.	941	30,526
Daiwa Securities Group, Inc.(a)	1,293	5,759
Denso Corp.	878	38,581
Dentsu, Inc.	203	7,147
Disco Corp.	7	1,325
East Japan Railway Co.	209	19,938
Eisai Co. Ltd.(a)	80	4,065
Electric Power Development Co. Ltd.	295	6,728
FamilyMart Co., Ltd.	174	4,239
FANUC Corp.	30	5,646
Fast Retailing Co. Ltd.	26	15,447
Fuji Electric Co. Ltd.	202	6,177
FUJIFILM Holdings Corp.	456	19,999
Fujitsu Ltd.	326	26,107
Fukuoka Financial Group, Inc.	104	1,964
GMO Payment Gateway, Inc.	3	201
Hakuhodo DY Holdings, Inc.	682	9,851
Hamamatsu Photonics K.K.	30	1,113
Hankyu Hanshin Holdings, Inc.	162	6,243
	Shares	Value
Japan-(continued)
Hikari Tsushin, Inc.	18	$ 3,894
Hino Motors Ltd.	1,675	13,794
Hirose Electric Co. Ltd.	8	980
Hisamitsu Pharmaceutical Co. Inc.	29	1,268
Hitachi Chemical Co. Ltd.	180	5,871
Hitachi Construction Machinery Co. Ltd.(a)	319	7,689
Hitachi High-Technologies Corp.	90	5,196
Hitachi Metals Ltd.	629	6,786
Hitachi, Ltd.	1,850	68,865
Honda Motor Co., Ltd.	4,712	122,013
Hoshizaki Corp.	29	2,278
Hoya Corp.	55	4,488
Hulic Co., Ltd.	246	2,515
Idemitsu Kosan Co. Ltd.	1,773	50,118
IHI Corp.	497	10,798
Iida Group Holdings Co. Ltd.	584	9,500
Inpex Corp.	726	6,658
Isetan Mitsukoshi Holdings Ltd.(a)	1,059	8,446
Isuzu Motors Ltd.	1,627	17,922
ITOCHU Corp.	4,230	87,320
Itochu Techno-Solutions Corp.	132	3,496
J Front Retailing Co. Ltd.	309	3,614
Japan Airlines Co. Ltd.	316	9,392
Japan Airport Terminal Co., Ltd.	50	2,165
Japan Exchange Group, Inc.	55	865
Japan Post Bank Co. Ltd.(a)	1,540	14,919
Japan Post Holdings Co. Ltd.	6,367	58,618
Japan Tobacco, Inc.	784	17,163
JFE Holdings, Inc.	2,379	28,616
JGC Holdings Corp.	337	4,406
JSR Corp.	252	4,031
JTEKT Corp.	969	11,109
JXTG Holdings, Inc.	18,892	86,074
Kajima Corp.	1,139	14,934
Kakaku.com, Inc.	18	443
Kamigumi Co. Ltd.	93	2,107
Kaneka Corp.	133	4,141
Kansai Electric Power Co., Inc. (The)	1,976	22,096
Kansai Paint Co. Ltd.	189	4,391
Kao Corp.	135	9,973
Kawasaki Heavy Industries Ltd.	600	13,280
KDDI Corp.	1,428	37,327
Keihan Holdings Co. Ltd.	55	2,445
Keikyu Corp.(a)	141	2,733
Keio Corp.	49	3,051
Keisei Electric Railway Co., Ltd.	52	2,139
Keyence Corp.	7	4,333
Kikkoman Corp.	68	3,247
Kintetsu Group Holdings Co. Ltd.	180	9,377
Kirin Holdings Co. Ltd.	698	14,777
Kobayashi Pharmaceutical Co. Ltd.	16	1,217
Kobe Steel Ltd.	2,660	14,177
Koito Manufacturing Co., Ltd.	110	5,374
Komatsu Ltd.	918	21,023
Konami Holdings Corp.	44	2,125
Konica Minolta, Inc.	1,056	7,348
Kose Corp.	15	2,533
Kubota Corp.	890	13,460
Kuraray Co. Ltd.	380	4,666
Kurita Water Industries Ltd.(a)	83	2,222
Kyocera Corp.	197	12,222
Kyowa Kirin Co., Ltd.	142	2,757

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Kyushu Electric Power Co., Inc.	1,425	$ 13,449
Kyushu Railway Co.	100	3,188
Lawson, Inc.	108	5,526
LINE Corp.(b)	51	1,824
Lion Corp.	137	2,701
LIXIL Group Corp.	846	14,873
M3, Inc.	40	963
Makita Corp.	104	3,272
Marubeni Corp.	8,009	53,186
Marui Group Co. Ltd.	88	1,858
Maruichi Steel Tube Ltd.	52	1,373
Mazda Motor Corp.	2,870	25,480
McDonalds Holdings Co. Japan Ltd.	43	2,081
Mebuki Financial Group, Inc.	793	1,952
Medipal Holdings Corp.(a)	1,048	23,331
MEIJI Holdings Co. Ltd.	127	9,260
Mercari, Inc.(b)	10	248
MINEBEA MITSUMI, Inc.	433	6,855
MISUMI Group, Inc.	99	2,329
Mitsubishi Chemical Holdings Corp.	4,091	29,151
Mitsubishi Corp.(a)	4,380	107,438
Mitsubishi Electric Corp.	2,482	32,898
Mitsubishi Estate Co., Ltd.	485	9,352
Mitsubishi Gas Chemical Co. Inc.	410	5,470
Mitsubishi Heavy Industries Ltd.	684	26,784
Mitsubishi Materials Corp.	441	11,895
Mitsubishi Motors Corp.	3,961	17,189
Mitsubishi Tanabe Pharma Corp.	266	2,917
Mitsubishi UFJ Financial Group, Inc.	9,358	47,485
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,119	6,461
Mitsui & Co., Ltd.	3,021	49,421
Mitsui Chemicals, Inc.	493	11,021
Mitsui Fudosan Co., Ltd.	581	14,402
Mitsui OSK Lines Ltd.	319	8,058
Mizuho Financial Group, Inc.	17,858	27,363
MonotaRO Co. Ltd.	38	994
MS&AD Insurance Group Holdings, Inc.	1,051	34,037
Murata Manufacturing Co., Ltd.	262	12,570
Nabtesco Corp.	83	2,569
Nagoya Railroad Co. Ltd.	158	4,722
NEC Corp.(a)	459	19,367
Nexon Co., Ltd.(b)	119	1,444
NGK Insulators Ltd.	236	3,361
NGK Spark Plug Co., Ltd.	170	3,237
NH Foods Ltd.	212	8,523
Nidec Corp.	83	11,151
Nikon Corp.	399	4,977
Nintendo Co., Ltd.	25	9,257
Nippon Electric Glass Co. Ltd.	89	1,980
Nippon Express Co. Ltd.	298	15,193
Nippon Paint Holdings Co. Ltd.	91	4,724
Nippon Steel Corp.	3,072	42,793
Nippon Telegraph & Telephone Corp.(a)	1,748	83,393
Nippon Yusen K.K.	798	13,328
Nissan Chemical Corp.	34	1,414
Nissan Motor Co. Ltd.	13,458	83,942
Nisshin Seifun Group, Inc.	176	3,254
Nissin Foods Holdings Co. Ltd.	54	3,897
Nitori Holdings Co. Ltd.	37	5,413
Nitto Denko Corp.(a)	141	6,789
Nomura Holdings, Inc.	3,713	15,731
Nomura Real Estate Holdings, Inc.	204	4,406
	Shares	Value
Japan-(continued)
Nomura Research Institute Ltd.	231	$ 4,598
NSK Ltd.	926	7,797
NTT Data Corp.	1,146	14,782
NTT DOCOMO, Inc.	1,319	33,599
Obayashi Corp.	1,592	15,850
Obic Co. Ltd.	5	570
Odakyu Electric Railway Co. Ltd.	154	3,688
Oji Holdings Corp.	2,348	10,950
Olympus Corp.	482	6,494
Omron Corp.	130	7,109
Ono Pharmaceutical Co. Ltd.	125	2,263
Oracle Corp. Japan	20	1,734
Oriental Land Co. Ltd.	34	5,172
ORIX Corp.	1,180	17,589
Osaka Gas Co. Ltd.	528	10,098
Otsuka Corp.	139	5,537
Otsuka Holdings Co. Ltd.	221	8,261
Pan Pacific International Holdings Corp.	452	7,549
Panasonic Corp.	7,475	60,561
Park24 Co. Ltd.	109	2,529
Persol Holdings Co. Ltd.	318	6,008
Pigeon Corp.(a)	18	742
Pola Orbis Holdings, Inc.	64	1,432
Rakuten, Inc.	819	8,071
Recruit Holdings Co., Ltd.	428	13,013
Renesas Electronics Corp.(b)	837	5,437
Resona Holdings, Inc.	1,310	5,612
Ricoh Co. Ltd.	1,600	14,405
Rinnai Corp.	37	2,485
Rohm Co. Ltd.	47	3,588
Ryohin Keikaku Co. Ltd.	170	3,174
Sankyo Co. Ltd.	19	653
Santen Pharmaceutical Co. Ltd.	110	1,911
SBI Holdings, Inc.(a)	109	2,331
Secom Co. Ltd.	93	8,483
Sega Sammy Holdings, Inc.	200	2,798
Seibu Holdings, Inc.	258	4,495
Seiko Epson Corp.	594	8,354
Sekisui Chemical Co., Ltd.	567	8,777
Sekisui House Ltd.	857	16,851
Seven & i Holdings Co., Ltd.	1,330	50,849
Seven Bank Ltd.	399	1,093
SG Holdings Co. Ltd.	299	7,318
Sharp Corp.	1,467	16,221
Shimadzu Corp.	109	2,751
Shimamura Co. Ltd.	55	4,356
Shimano, Inc.	17	2,561
Shimizu Corp.	1,293	11,701
Shin-Etsu Chemical Co. Ltd.	108	11,552
Shinsei Bank Ltd.	198	2,884
Shionogi & Co. Ltd.	44	2,442
Shiseido Co. Ltd.	104	8,304
Shizuoka Bank Ltd. (The)	224	1,668
Showa Denko K.K.	255	6,665
SMC Corp.	12	5,119
Softbank Corp.(a)	1,816	24,600
SoftBank Group Corp.	1,428	56,023
Sohgo Security Services Co. Ltd.(a)	66	3,456
Sompo Holdings, Inc.	531	22,193
Sony Corp.	1,027	60,313
Sony Financial Holdings, Inc.	412	8,928
Stanley Electric Co. Ltd.	137	3,620

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Japan-(continued)
Subaru Corp.	776	$ 21,828
SUMCO Corp.	192	2,576
Sumitomo Chemical Co., Ltd.	3,558	15,967
Sumitomo Corp.	2,441	38,125
Sumitomo Dainippon Pharma Co. Ltd.	146	2,398
Sumitomo Electric Industries Ltd.	1,931	24,496
Sumitomo Heavy Industries Ltd.	204	6,040
Sumitomo Metal Mining Co., Ltd.	176	5,451
Sumitomo Mitsui Financial Group, Inc.	1,200	41,027
Sumitomo Mitsui Trust Holdings, Inc.	287	10,346
Sumitomo Realty & Development Co., Ltd.(a)	193	7,345
Sumitomo Rubber Industries Ltd.	561	6,655
Sundrug Co. Ltd.	162	5,096
Suntory Beverage & Food Ltd.	212	9,063
Suzuken Co. Ltd.	286	15,349
Suzuki Motor Corp.	736	31,238
Sysmex Corp.	30	2,007
T&D Holdings, Inc.	1,258	13,328
Taiheiyo Cement Corp.	223	5,965
Taisei Corp.	331	12,817
Taisho Pharmaceutical Holdings Co. Ltd.	24	1,743
Taiyo Nippon Sanso Corp.	254	5,130
Takeda Pharmaceutical Co. Ltd.	398	13,589
TDK Corp.	129	11,542
Teijin Ltd.	393	7,549
Terumo Corp.	155	4,991
THK Co. Ltd.	118	3,093
Tobu Railway Co. Ltd.	146	4,728
Toho Co. Ltd.	43	1,884
Toho Gas Co. Ltd.	80	3,057
Tohoku Electric Power Co., Inc.	1,559	15,204
Tokio Marine Holdings, Inc.	562	30,051
Tokyo Century Corp.	176	8,134
Tokyo Electric Power Co. Holdings, Inc.(b)	8,776	42,956
Tokyo Electron Ltd.	49	9,324
Tokyo Gas Co., Ltd.	535	13,487
Tokyu Corp.	471	8,838
Tokyu Fudosan Holdings Corp.	1,018	6,490
Toppan Printing Co. Ltd.	695	12,296
Toray Industries, Inc.	2,188	16,239
Toshiba Corp.	867	26,473
Tosoh Corp.	454	5,999
TOTO Ltd.(a)	125	4,678
Toyo Seikan Group Holdings Ltd.	398	6,172
Toyo Suisan Kaisha Ltd.	77	3,085
Toyoda Gosei Co. Ltd.	316	6,324
Toyota Industries Corp.	310	17,784
Toyota Motor Corp.	3,610	241,034
Toyota Tsusho Corp.	1,504	48,498
Trend Micro, Inc.	25	1,189
Tsuruha Holdings, Inc.	51	5,554
Unicharm Corp.	167	5,285
USS Co. Ltd.	38	737
Welcia Holdings Co. Ltd.	100	5,034
West Japan Railway Co.	122	10,307
Yakult Honsha Co. Ltd.	50	2,794
Yamada Denki Co. Ltd.	2,823	13,661
Yamaha Corp.	66	2,962
Yamaha Motor Co., Ltd.	680	12,320
Yamato Holdings Co. Ltd.	678	10,201
Yamazaki Baking Co. Ltd.	378	6,743
Yaskawa Electric Corp.	100	3,669
	Shares	Value
Japan-(continued)
Yokogawa Electric Corp.	153	$ 2,799
Yokohama Rubber Co. Ltd. (The)	274	5,479
Z Holdings Corp.	3,253	9,150
ZOZO, Inc.(a)	44	1,015
		4,195,999
Luxembourg-0.62%
ArcelorMittal	4,207	59,193
Eurofins Scientific S.E.(a)	7	3,254
RTL Group S.A.	110	5,291
SES S.A.	71	1,295
Tenaris S.A.	510	5,412
		74,445
Macau-0.16%
Galaxy Entertainment Group Ltd.	850	5,286
MGM China Holdings Ltd.	1,115	1,738
Sands China Ltd.	1,333	6,037
SJM Holdings Ltd.	2,974	2,826
Wynn Macau Ltd.	1,714	3,345
		19,232
Mexico-0.01%
Fresnillo PLC(a)	165	1,390
Netherlands-3.12%
ABN AMRO Group N.V., CVA(c)	713	12,573
Adyen N.V.(b)(c)	2	1,318
Aegon N.V.	4,953	20,611
Akzo Nobel N.V.	84	7,490
ASML Holding N.V.	43	10,653
EXOR N.V.	1,841	123,394
Heineken Holding N.V.	188	18,723
Heineken N.V.	178	19,243
ING Groep N.V.	2,803	29,348
Koninklijke Ahold Delhaize N.V.	2,421	60,587
Koninklijke DSM N.V.	64	7,703
Koninklijke KPN N.V.	1,505	4,694
Koninklijke Philips N.V.	330	15,290
Koninklijke Vopak N.V.	26	1,337
NN Group N.V.	332	11,778
NXP Semiconductors N.V.	67	7,311
Randstad N.V.(a)	417	20,498
Wolters Kluwer N.V.	50	3,651
		376,202
New Zealand-0.08%
a2 Milk Co. Ltd.(b)	54	449
Auckland International Airport Ltd.	68	390
Fisher & Paykel Healthcare Corp. Ltd.	51	553
Fletcher Building Ltd.	1,466	4,734
Meridian Energy Ltd.	563	1,836
Ryman Healthcare Ltd.	25	208
Spark New Zealand Ltd.	764	2,113
		10,283
Norway-0.94%
Aker BP ASA	90	2,411
DNB ASA	372	6,561
Equinor ASA	3,171	60,394
Gjensidige Forsikring ASA	118	2,342
Mowi ASA	124	2,865
Norsk Hydro ASA	4,399	15,493
Orkla ASA	441	4,017
Schibsted ASA, Class B	28	786

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Norway-(continued)
Telenor ASA	462	$ 9,282
Yara International ASA	228	9,832
		113,983
Portugal-0.34%
EDP - Energias de Portugal S.A.	3,317	12,881
Galp Energia SGPS S.A.	898	13,535
Jeronimo Martins SGPS S.A.	892	15,053
		41,469
Russia-0.07%
Evraz PLC	1,418	8,171
Singapore-1.03%
Ascendas REIT	238	537
CapitaLand Commercial Trust	161	241
CapitaLand Ltd.	1,196	3,053
CapitaLand Mall Trust	266	506
City Developments Ltd.	288	2,045
ComfortDelGro Corp. Ltd.	1,185	2,056
DBS Group Holdings Ltd.	549	9,925
Genting Singapore Ltd.	2,240	1,425
Jardine Cycle & Carriage Ltd.	610	13,233
Keppel Corp. Ltd.	736	3,156
Oversea-Chinese Banking Corp. Ltd.	2,044	16,052
SATS Ltd.	272	952
Sembcorp Industries Ltd.	3,633	5,464
Singapore Airlines Ltd.	1,388	9,174
Singapore Exchange Ltd.	93	570
Singapore Press Holdings Ltd.	319	480
Singapore Technologies Engineering Ltd.	1,326	3,682
Singapore Telecommunications Ltd.	3,975	8,911
Suntec REIT	159	218
United Overseas Bank Ltd.	455	8,443
UOL Group Ltd.	267	1,448
Venture Corp. Ltd.	176	1,948
Wilmar International Ltd.	11,642	31,401
		124,920
South Africa-0.21%
Anglo American PLC	990	22,828
Investec PLC	511	2,637
		25,465
Spain-3.08%
ACS Actividades de Construccion y Servicios S.A.	833	33,292
Aena SME S.A.(c)	20	3,663
Amadeus IT Group S.A.	56	4,012
Banco Bilbao Vizcaya Argentaria S.A.	6,970	36,326
Banco de Sabadell S.A.	6,822	6,621
Banco Santander S.A.	16,204	66,007
Bankia S.A.	1,868	3,528
Bankinter S.A.	325	2,053
CaixaBank, S.A.	4,373	11,490
Cellnex Telecom S.A.(c)	28	1,157
Enagas S.A.	40	927
Endesa S.A.	620	16,317
Ferrovial S.A.	124	3,584
Grifols S.A.	74	2,181
Iberdrola S.A.	2,920	30,357
Industria de Diseno Textil S.A.	749	23,190
Mapfre S.A.(a)	6,038	16,266
Naturgy Energy Group S.A.	756	20,061
	Shares	Value
Spain-(continued)
Red Electrica Corp. S.A.	79	$ 1,605
Repsol S.A.	2,294	35,863
Siemens Gamesa Renewable Energy S.A.	572	7,764
Telefonica S.A.	5,988	45,703
		371,967
Sweden-1.53%
Alfa Laval AB	152	3,004
Assa Abloy AB, Class B	291	6,485
Atlas Copco AB, Class A	186	5,736
Atlas Copco AB, Class B	95	2,578
Boliden AB	176	4,050
Electrolux AB, Series B	448	10,635
Epiroc AB, Class A	218	2,366
Epiroc AB, Class B	107	1,107
Essity AB, Class B	286	8,357
Hennes & Mauritz AB, Class B(a)	855	16,595
Hexagon AB, Class B	61	2,944
Husqvarna AB, Class B	308	2,346
ICA Gruppen AB	174	8,049
Industrivarden AB, Class C	6	131
Investor AB, Class B	59	2,887
Kinnevik AB, Class B	5	132
L E Lundbergforetagen AB, Class B	31	1,168
Lundin Petroleum AB	60	1,802
Sandvik AB	562	8,765
Securitas AB, Class B	465	7,132
Skandinaviska Enskilda Banken AB, Class A	619	5,696
Skanska AB, Class B	720	14,602
SKF AB, Class B	394	6,520
Svenska Handelsbanken AB, Class A	501	4,697
Swedbank AB, Class A	327	4,713
Swedish Match AB	23	952
Tele2 AB, Class B(a)	143	2,131
Telefonaktiebolaget LM Ericsson, Class B	1,884	15,072
Telia Co. AB	1,576	7,064
Volvo AB, Class B	1,894	26,631
		184,347
Switzerland-5.19%
ABB Ltd.	1,049	20,630
Adecco Group AG	377	20,877
Alcon, Inc.(b)	91	5,311
Baloise Holding AG	28	5,021
Barry Callebaut AG	3	6,192
Cie Financiere Richemont S.A.	155	11,381
Clariant AG(b)	270	5,261
Coca-Cola HBC AG	168	5,501
Credit Suisse Group AG(b)	2,238	27,460
Dufry AG(b)	84	7,032
EMS-Chemie Holding AG	3	1,870
Geberit AG	5	2,390
Givaudan S.A.	2	5,584
Glencore PLC	53,432	161,154
Julius Baer Group Ltd.(b)	74	3,282
Kuehne + Nagel International AG	109	16,069
LafargeHolcim Ltd.(b)	437	21,527
Lonza Group AG(b)	12	4,060
Nestle S.A.	631	68,520
Novartis AG	457	39,662
Pargesa Holding S.A., BR	56	4,310
Partners Group Holding AG	1	768
Roche Holding AG	124	36,119

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Switzerland-(continued)
Schindler Holding AG	25	$ 5,581
Schindler Holding AG, PC	15	3,358
SGS S.A.	2	4,962
Sika AG	30	4,392
Sonova Holding AG	10	2,327
STMicroelectronics N.V.	388	7,500
Straumann Holding AG, Class R	1	818
Swatch Group AG (The)	55	2,766
Swatch Group AG (The), BR	13	3,453
Swiss Life Holding AG	21	10,048
Swiss Prime Site AG(b)	12	1,175
Swiss Re AG	270	28,187
Swisscom AG	18	8,887
Temenos AG(b)	4	670
UBS Group AG(b)	2,653	30,144
Vifor Pharma AG	9	1,439
Zurich Insurance Group AG	80	30,647
		626,335
United Arab Emirates-0.01%
NMC Health PLC	41	1,369
United Kingdom-12.20%
3i Group PLC	79	1,136
Admiral Group PLC	26	679
Ashtead Group PLC	156	4,352
Associated British Foods PLC	488	13,849
AstraZeneca PLC	168	15,032
Auto Trader Group PLC(c)	46	289
Aviva PLC	5,288	26,020
BAE Systems PLC	2,246	15,776
Barclays PLC	15,289	28,336
Barratt Developments PLC	596	4,759
Berkeley Group Holdings PLC	57	2,935
BP PLC	34,017	216,219
British American Tobacco PLC	590	21,866
British Land Co. PLC (The)	111	800
BT Group PLC	10,456	23,010
Bunzl PLC	333	8,720
Burberry Group PLC	96	2,572
Centrica PLC	33,858	30,767
CNH Industrial N.V.	2,356	23,990
Coca-Cola European Partners PLC	171	9,482
Compass Group PLC	877	22,620
Croda International PLC	22	1,318
DCC PLC	181	15,827
Diageo PLC	266	10,925
Direct Line Insurance Group PLC	765	2,830
easyJet PLC	489	6,930
Experian PLC	109	3,491
Fiat Chrysler Automobiles N.V.	5,402	69,917
G4S PLC	2,788	6,500
GlaxoSmithKline PLC	1,384	29,754
GVC Holdings PLC	446	4,086
Halma PLC	51	1,239
Hargreaves Lansdown PLC	15	384
HSBC Holdings PLC	7,918	60,944
Imperial Brands PLC	551	12,413
Informa PLC	287	3,013
InterContinental Hotels Group PLC	52	3,252
Intertek Group PLC	44	2,970
ITV PLC	2,255	3,499
J Sainsbury PLC	12,005	32,517
	Shares	Value
United Kingdom-(continued)
John Wood Group PLC	1,119	$ 5,239
Johnson Matthey PLC	286	10,774
Kingfisher PLC	4,078	10,392
Land Securities Group PLC	69	728
Legal & General Group PLC	3,675	11,249
Lloyds Banking Group PLC	39,259	26,183
London Stock Exchange Group PLC	23	2,071
Marks & Spencer Group PLC(a)	4,855	11,035
Meggitt PLC	250	1,956
Melrose Industries PLC	4,805	11,937
Merlin Entertainments PLC(c)	274	1,528
Micro Focus International PLC	91	1,275
Mondi PLC	322	6,182
National Grid PLC	1,292	14,041
Next PLC	59	4,498
Ocado Group PLC(b)	108	1,760
Pearson PLC	409	3,720
Persimmon PLC	143	3,824
Prudential PLC	1,740	31,627
Reckitt Benckiser Group PLC	152	11,883
RELX PLC	284	6,763
Rentokil Initial PLC	407	2,346
Rolls-Royce Holdings PLC	1,557	15,204
Royal Bank of Scotland Group PLC (The)	6,626	16,951
Royal Dutch Shell PLC, Class A	5,083	149,328
Royal Dutch Shell PLC, Class B	4,332	127,906
RSA Insurance Group PLC	919	6,050
Sage Group PLC (The)	201	1,713
Schroders PLC	56	2,122
Segro PLC	52	520
Severn Trent PLC	73	1,948
Smith & Nephew plc	144	3,476
Smiths Group PLC	172	3,328
Spirax-Sarco Engineering PLC	11	1,063
SSE PLC	488	7,490
St James’s Place PLC	1	12
Standard Chartered PLC	2,062	17,386
Standard Life Aberdeen PLC	564	1,986
Taylor Wimpey PLC	1,838	3,658
Tesco PLC	22,175	65,856
Unilever N.V.	461	27,717
Unilever PLC	289	17,415
United Utilities Group PLC	183	1,862
Vodafone Group PLC	18,380	36,692
Weir Group PLC (The)	130	2,284
Whitbread PLC	27	1,429
Wm Morrison Supermarkets PLC(a)	7,424	18,325
WPP PLC	1,231	15,443
		1,473,193
United States-0.17%
Carnival PLC	66	2,741
CyberArk Software Ltd.(b)	2	200
Ferguson PLC	204	14,942
James Hardie Industries PLC, CDI	112	1,878
QIAGEN N.V.(b)	30	982
		20,743
Total Common Stocks & Other Equity Interests (Cost $12,522,039)		12,019,336

Invesco International Revenue ETF (REFA)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.76%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.81%(d) (Cost $92,027)	92,027	$ 92,027
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $12,614,066)		12,111,363
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	398,414	398,414
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	132,765	$ 132,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $531,228)		531,219
TOTAL INVESTMENTS IN SECURITIES-104.73% (Cost $13,145,294)		12,642,582
OTHER ASSETS LESS LIABILITIES-(4.73)%		(571,062)
NET ASSETS-100.00%		$12,071,520

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2019.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $84,651, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Ultra Dividend Revenue ETF (RIDV)
September 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Australia-9.45%
AGL Energy Ltd.	400	$ 5,169
APA Group	138	1,067
Aurizon Holdings Ltd.	281	1,118
AusNet Services	673	824
Australia & New Zealand Banking Group Ltd.	790	15,196
Bendigo & Adelaide Bank Ltd.	153	1,186
BHP Group Ltd.	903	22,363
BHP Group PLC	934	19,939
Boral Ltd.	771	2,512
Caltex Australia Ltd.	522	9,266
Commonwealth Bank of Australia	294	16,028
Crown Resorts Ltd.	148	1,203
Fortescue Metals Group Ltd.	998	5,923
GPT Group (The)	82	341
Harvey Norman Holdings Ltd.	457	1,396
Harvey Norman Holdings Ltd., Rts., expiring 03/02/2020(a)	26	31
Macquarie Group Ltd.	76	6,719
Metcash Ltd.	2,516	5,074
National Australia Bank Ltd.	733	14,683
Platinum Asset Management Ltd.	45	129
Rio Tinto Ltd.	377	23,563
Rio Tinto plc	398	20,643
Scentre Group	416	1,103
Shopping Centres Australasia Property Group	61	107
Star Entertainment Group Ltd. (The)	301	885
Stockland	337	1,034
Suncorp Group Ltd.	626	5,763
Tabcorp Holdings Ltd.	666	2,179
Vicinity Centres	284	492
Wesfarmers Ltd.	400	10,737
Westpac Banking Corp.	774	15,473
Whitehaven Coal Ltd.	436	914
Woodside Petroleum Ltd.	123	2,686
		215,746
Belgium-0.91%
Ageas	153	8,487
KBC Group N.V.	132	8,580
Proximus SADP	121	3,594
		20,661
Canada-5.55%
Bank of Nova Scotia (The)	339	19,267
BCE, Inc.	216	10,454
Canadian Imperial Bank of Commerce	155	12,797
Canadian Utilities Ltd., Class A	64	1,888
Great-West Lifeco, Inc.	874	20,998
IGM Financial, Inc.	49	1,392
Pembina Pipeline Corp.	86	3,190
Power Corp. of Canada	965	22,245
Power Financial Corp.	935	21,694
RioCan REIT	27	538
TC Energy Corp.	117	6,062
TELUS Corp.	171	6,090
		126,615
China-1.79%
BOC Hong Kong Holdings Ltd.	2,355	7,991
China Travel International Investment Hong Kong Ltd.	2,155	335
Guotai Junan International Holdings Ltd.	1,539	261
	Shares	Value
China-(continued)
Lenovo Group Ltd.	44,901	$ 29,955
Shui On Land Ltd.	5,279	1,051
Xinyi Glass Holdings Ltd.	1,092	1,202
		40,795
Denmark-0.58%
Danske Bank A/S	824	11,476
Pandora A/S	44	1,766
		13,242
Finland-1.18%
Fortum Oyj	155	3,665
Nokian Renkaat Oyj	36	1,016
Nordea Bank Abp	1,163	8,244
Orion Oyj, Class B	19	709
Sampo Oyj, Class A	151	6,005
UPM-Kymmene Oyj	249	7,362
		27,001
France-14.84%
Amundi S.A.(b)	48	3,349
BNP Paribas S.A.	871	42,417
Bouygues S.A.	607	24,319
CNP Assurances	1,268	24,510
Covivio	7	741
Credit Agricole S.A.	5,087	61,781
Eutelsat Communications S.A.	50	931
Imerys S.A.	70	2,815
Klepierre S.A.	26	883
Orange S.A.	1,729	27,134
SCOR S.E.	257	10,616
Societe BIC S.A.	19	1,276
Suez	715	11,244
TOTAL S.A.	2,044	106,705
Unibail-Rodamco-Westfield	15	2,187
Veolia Environnement S.A.	702	17,801
		338,709
Germany-14.53%
Allianz S.E.	309	72,040
BASF S.E.	595	41,593
Bayerische Motoren Werke AG	922	64,923
Covestro AG(b)	186	9,206
Deutsche Lufthansa AG	1,491	23,700
Deutsche Telekom AG	2,961	49,693
HUGO BOSS AG	31	1,661
METRO AG	985	15,549
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	156	40,375
TUI AG	1,094	12,751
		331,491
Hong Kong-1.84%
Bank of East Asia Ltd. (The)	893	2,199
Champion REIT	346	224
Chow Tai Fook Jewellery Group Ltd.	5,737	4,735
CK Infrastructure Holdings Ltd.	74	498
Haitong International Securities Group Ltd.	2,000	566
Hang Lung Properties Ltd.	274	622
Kerry Properties Ltd.	464	1,429
Li & Fung Ltd.	61,534	6,986
Lifestyle International Holdings Ltd.	284	296
Mapletree North Asia Commercial Trust(b)	200	191
New World Development Co., Ltd.	4,800	6,233

Invesco International Ultra Dividend Revenue ETF (RIDV)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
Hong Kong-(continued)
NWS Holdings Ltd.	1,324	$ 2,050
PCCW Ltd.	5,000	2,806
Power Assets Holdings Ltd.	16	108
Sa Sa International Holdings Ltd.	2,871	637
Shun Tak Holdings Ltd.	3,353	1,335
Sino Land Co., Ltd.	585	879
VTech Holdings Ltd.	157	1,369
Wharf Holdings Ltd. (The)	702	1,531
Wharf Real Estate Investment Co., Ltd.	227	1,239
Yue Yuen Industrial Holdings Ltd.	2,237	6,121
		42,054
Ireland-0.10%
AIB Group PLC	763	2,266
Israel-0.63%
Delek Group Ltd.	10	1,167
First International Bank Of Israel Ltd.	28	746
Harel Insurance Investments & Financial Services Ltd.	368	3,198
Mehadrin Ltd.(a)	2	80
Migdal Insurance & Financial Holding Ltd.	3,682	3,918
Paz Oil Co. Ltd.	17	2,485
Phoenix Holdings Ltd. (The)	438	2,779
		14,373
Italy-6.26%
Assicurazioni Generali S.p.A.	2,563	49,681
Atlantia S.p.A.	269	6,508
Enel S.p.A.	6,605	49,332
Mediobanca Banca di Credito Finanziario S.p.A.	181	1,977
Poste Italiane S.p.A.(b)	1,838	20,899
Terna - Rete Elettrica Nazionale S.p.A.	228	1,465
Unione di Banche Italiane S.p.A.	1,061	2,980
UnipolSai Assicurazioni S.p.A.	3,727	9,914
		142,756
Luxembourg-0.06%
SES S.A.	78	1,422
Netherlands-3.74%
ABN AMRO Group N.V., CVA(b)	514	9,064
Aegon N.V.	5,441	22,642
ING Groep N.V.	2,261	23,673
NN Group N.V.	403	14,297
Randstad N.V.	321	15,779
		85,455
New Zealand-0.22%
Air New Zealand Ltd.	1,156	2,030
Contact Energy Ltd.	168	900
Kiwi Property Group Ltd.	72	75
Mercury NZ Ltd.	221	694
Spark New Zealand Ltd.	457	1,264
		4,963
Norway-2.66%
Aker BP ASA	71	1,902
DNB ASA	306	5,397
Equinor ASA	2,302	43,844
Gjensidige Forsikring ASA	98	1,945
Salmar ASA	16	703
Telenor ASA	341	6,851
		60,642
	Shares	Value
Poland-0.06%
Bank Polska Kasa Opieki S.A.	54	$ 1,379
Portugal-0.42%
EDP - Energias de Portugal S.A.	2,468	9,584
Singapore-0.57%
Ascendas REIT	200	451
CapitaLand Commercial Trust	100	150
CapitaLand Mall Trust	200	380
ComfortDelGro Corp. Ltd.	914	1,586
Frasers Property Ltd.	1,316	1,665
Keppel REIT	100	91
Mapletree Commercial Trust	112	186
Mapletree Industrial Trust	100	176
Mapletree Logistics Trust	200	234
SIA Engineering Co. Ltd.	241	450
Singapore Press Holdings Ltd.	300	451
Singapore Telecommunications Ltd.	3,137	7,032
Suntec REIT	100	138
		12,990
South Africa-0.65%
Anglo American PLC	646	14,896
South Korea-2.33%
Hyundai Marine & Fire Insurance Co. Ltd.	374	8,255
KEPCO Plant Service & Engineering Co., Ltd.	22	635
Samsung Card Co. Ltd.	49	1,440
Samsung Fire & Marine Insurance Co., Ltd.	55	10,254
SK Innovation Co. Ltd.	190	26,368
Woori Financial Group, Inc.	593	6,172
		53,124
Spain-5.76%
Banco Bilbao Vizcaya Argentaria S.A.	5,533	28,836
Banco Santander S.A.	12,832	52,272
Bankinter S.A.	302	1,908
Mapfre S.A.	5,348	14,407
Telefonica S.A.	4,404	33,613
Zardoya Otis S.A.	73	496
		131,532
Sweden-0.99%
Hennes & Mauritz AB, Class B	672	13,044
Skandinaviska Enskilda Banken AB, Class A	488	4,491
Telia Co. AB	1,133	5,078
		22,613
Switzerland-3.24%
Adecco Group AG	294	16,281
Swisscom AG	13	6,418
UBS Group AG(a)	1,952	22,180
Zurich Insurance Group AG	76	29,115
		73,994
United Kingdom-21.71%
Aviva PLC	6,685	32,894
Babcock International Group PLC	461	3,170
Barratt Developments PLC	410	3,274
Bellway PLC	56	2,309
BP PLC	16,421	104,375
British American Tobacco PLC	449	16,640
Direct Line Insurance Group PLC	312	1,154
easyJet PLC	338	4,790
GlaxoSmithKline PLC	960	20,639
HSBC Holdings PLC	5,837	44,927

Invesco International Ultra Dividend Revenue ETF (RIDV)—(continued)
September 30, 2019
(Unaudited)
	Shares	Value
United Kingdom-(continued)
International Consolidated Airlines Group S.A.	1,536	$ 8,991
International Consolidated Airlines Group S.A., ADR	655	7,696
ITV PLC	1,380	2,141
J Sainsbury PLC	7,650	20,721
Kingfisher PLC	3,108	7,920
Legal & General Group PLC	11,121	34,042
Lloyds Banking Group PLC	37,872	25,258
National Grid PLC	900	9,781
Pennon Group PLC	110	1,121
Phoenix Group Holdings PLC	2,100	17,890
Royal Dutch Shell PLC, Class A	3,609	106,025
Severn Trent PLC	44	1,174
SSE PLC	329	5,050
Standard Life Aberdeen PLC	467	1,645
United Utilities Group PLC	116	1,180
WPP PLC	838	10,512
		495,319
Total Common Stocks & Other Equity Interests (Cost $2,448,595)		2,283,622
	Shares	Value
Money Market Funds-0.61%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.81%(c) (Cost $14,065)	14,065	$ 14,065
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $2,462,660)		2,297,687
OTHER ASSETS LESS LIABILITIES-(0.68)%		(15,626)
NET ASSETS-100.00%		$2,282,061

Investment Abbreviations:
ADR-American Depositary Receipt
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $42,709, which represented 1.87% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of September 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Emerging Markets Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,089,101	$2,349	$4	$14,091,454
Non-U.S. Dollar Denominated Bonds & Notes	-	29	-	29
Money Market Funds	215,453	-	-	215,453
Total Investments	$14,304,554	$2,378	$4	$14,306,936